                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
-------------------------------------------------------------------------------

                              MFS SERIES TRUST VIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: October 31, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

                         MFS(R) TAX MANAGED
                         EQUITY FUND


                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) TAX MANAGED EQUITY FUND

Seeks capital appreciation while attempting to lessen the impact of federal taxes.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
MANAGEMENT REVIEW                                  1
----------------------------------------------------
PERFORMANCE SUMMARY                                2
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               9
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      16
----------------------------------------------------
FEDERAL TAX INFORMATION                           17
----------------------------------------------------
TRUSTEES AND OFFICERS                             18

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

Dear Shareholders,

The objective of the fund is to seek capital appreciation while trying to lessen the impact of federal taxes. The fund's strategy uses a proprietary MFS model to combine stock analysis from two sources: fundamental research by MFS analysts and MFS quantitative research. Our quantitative analysis looks at two main sets of information: stock valuations based on factors such as price-to-sales and price-to-earnings ratios and momentum factors such as company earnings momentum. The fund's model also analyzes the tax consequences of any sale, attempting to minimize potential tax bills for shareholders.

As a large-cap core portfolio, the fund strives to be style neutral (value versus growth) and sector neutral relative to its benchmark, the Standard & Poor's 500 Stock Index. Accordingly, our intent is to maintain the fund's sector weightings within about 2% of its benchmark's sector weightings. That may vary from time to time, however, if some stocks perform well and we hold them in the fund to postpone the tax consequences of selling them at a gain.

DETRACTORS FROM PERFORMANCE

Technology, industrial goods and services, and basic materials were the fund's weakest-performing sectors over the period. Within technology, performance was hurt by the fund's underweighted positions in Intel and Cisco Systems, and by not owning EMC, Texas Instruments, and Yahoo -- all of which did well over the period.

Stock selection in the industrial goods and services area also detracted from performance. An overweighted position in Lockheed Martin hurt results as the stock tumbled. Not owning Caterpillar, which rose sharply, and holding an overweighted position in General Dynamics, which performed only modestly in a strong period for the market, were also negatives for performance. In the basic materials sector, Owens-Illinois, which underperformed the market over the period, was a key detractor. In addition, the fund missed strong performance by Newmont Mining and Dow Chemical, which were not in the portfolio.

CONTRIBUTORS TO PERFORMANCE

Over the period, the fund's strongest-performing sectors were health care and retailing. Within the health care sector, positions that helped performance included Genentech and Boston Scientific. But while health care holdings helped overall performance, the sector also contained some of the fund's key detractors, including HealthSouth, Tenet Healthcare, and Merck & Co. By period-end, HealthSouth and Tenet had been sold out of the portfolio.

In the retailing sector, Sears Roebuck and Lowes Cos. were key contributors. Stocks in other sectors that helped results included technology firm National Semiconductor, financial services company FleetBoston Financial, and utility PG&E. The fund also benefited by avoiding entertainment company Viacom and telecom firm SBC Communications, and by largely avoiding financial services firm American International Group -- all of which declined in price over the period.

     Respectfully,

 /s/ Matthew W. Krummell                               /s/ Deborah H. Miller

     Matthew W. Krummell                                   Deborah H. Miller
     Portfolio Manager                                     Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

Currently, the fund offers only Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results reflect the maximum applicable sales charge and the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. (See Notes to Performance Summary.)

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2003. Index information is from January 2, 2002.

          Tax Managed Equity            Standard & Poor's
            -- Class A                   500 Stock Index
---------------------------------------------------------
12/01         $9,425                        $10,000
10/02          6,965                          7,817
10/03          8,286                          9,442

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------
                           Class
    Share class        inception date       1-yr        Life*
-----------------------------------------------------------------
         A               12/28/2001          18.97%       -6.75%
-----------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative Benchmarks
-----------------------------------------------------------------
Average large-cap core fund+                 17.73%       -5.26%
-----------------------------------------------------------------
Standard & Poor's 500 Stock Index#           20.79%       -3.08%
-----------------------------------------------------------------

--------------------
  Average annual
with sales charge**
--------------------

-----------------------------------------------------------------
         A                                   12.13%       -9.71%
-----------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

-----------------------------------------------------------------
         A                                   18.97%      -12.08%
-----------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2003. Index information is from January 2, 2002.
** Takes into account the maximum sales charge of 5.75%.
#  Source: Standard & Poor's Micropal, Inc.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/03
-------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.6%
----------------------------------------------------------------------------
ISSUER                                                     SHARES    $ VALUE
----------------------------------------------------------------------------
U.S. Stocks - 98.4%
----------------------------------------------------------------------------
Aerospace - 2.3%
----------------------------------------------------------------------------
Boeing Co.                                                     38     $1,463
----------------------------------------------------------------------------
General Dynamics Corp.                                         42      3,515
----------------------------------------------------------------------------
Lockheed Martin Corp.                                         113      5,239
----------------------------------------------------------------------------
                                                                     $10,217
----------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
----------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                      52     $2,562
----------------------------------------------------------------------------

Apparel Manufacturers - 0.2%
----------------------------------------------------------------------------
Nike, Inc., "B"                                                16     $1,022
----------------------------------------------------------------------------

Automotive - 1.2%
----------------------------------------------------------------------------
Delphi Automotive Systems Corp.                               172     $1,531
----------------------------------------------------------------------------
SPX Corp.*                                                     74      3,561
----------------------------------------------------------------------------
                                                                      $5,092
----------------------------------------------------------------------------
Banks & Credit Companies - 12.7%
----------------------------------------------------------------------------
Bank of America Corp.                                         120     $9,088
----------------------------------------------------------------------------
Bank One Corp.                                                137      5,816
----------------------------------------------------------------------------
Charter One Financial, Inc.                                    86      2,748
----------------------------------------------------------------------------
Citigroup, Inc.                                               339     16,068
----------------------------------------------------------------------------
Fannie Mae                                                     81      5,807
----------------------------------------------------------------------------
FleetBoston Financial Corp.                                   199      8,038
----------------------------------------------------------------------------
MBNA Corp.                                                     99      2,450
----------------------------------------------------------------------------
National City Corp.                                            90      2,939
----------------------------------------------------------------------------
Washington Mutual, Inc.                                        65      2,844
----------------------------------------------------------------------------
                                                                     $55,798
----------------------------------------------------------------------------
Biotechnology - 2.0%
----------------------------------------------------------------------------
Genentech, Inc.*                                               64     $5,246
----------------------------------------------------------------------------
Genzyme Corp.*                                                 78      3,580
----------------------------------------------------------------------------
                                                                      $8,826
----------------------------------------------------------------------------
Broadcast & Cable TV - 1.2%
----------------------------------------------------------------------------
Hearst-Argyle Television, Inc.*                                57     $1,380
----------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"*                          119      1,385
----------------------------------------------------------------------------
Time Warner, Inc.*                                            158      2,416
----------------------------------------------------------------------------
                                                                      $5,181
----------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                 87     $6,264
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                      54      3,197
----------------------------------------------------------------------------
                                                                      $9,461
----------------------------------------------------------------------------
Business Services - 2.5%
----------------------------------------------------------------------------
BISYS Group, Inc.*                                            147     $2,102
----------------------------------------------------------------------------
Certegy, Inc.                                                  40      1,346
----------------------------------------------------------------------------
DST Systems, Inc.*                                             62      2,345
----------------------------------------------------------------------------
First Data Corp.                                              140      4,998
----------------------------------------------------------------------------
                                                                     $10,791
----------------------------------------------------------------------------

Chemicals - 1.6%
----------------------------------------------------------------------------
3M Co.                                                         90     $7,098
----------------------------------------------------------------------------

Computer Software - 5.1%
----------------------------------------------------------------------------
Adobe Systems, Inc.                                            31     $1,359
----------------------------------------------------------------------------
Amdocs Ltd.*                                                   83      1,781
----------------------------------------------------------------------------
Microsoft Corp.                                               350      9,153
----------------------------------------------------------------------------
Oracle Corp.*                                                 496      5,932
----------------------------------------------------------------------------
VERITAS Software Corp.*                                       114      4,121
----------------------------------------------------------------------------
                                                                     $22,346
----------------------------------------------------------------------------
Computer Software - Systems - 2.4%
----------------------------------------------------------------------------
Hewlett-Packard Co.                                           130     $2,900
----------------------------------------------------------------------------
International Business Machines Corp.                          87      7,785
----------------------------------------------------------------------------
                                                                     $10,685
----------------------------------------------------------------------------
Consumer Goods & Services - 2.9%
----------------------------------------------------------------------------
Gillette Co.                                                   81     $2,584
----------------------------------------------------------------------------
Procter & Gamble Co.                                          104     10,222
----------------------------------------------------------------------------
                                                                     $12,806
----------------------------------------------------------------------------
Consumer Services - 0.4%
----------------------------------------------------------------------------
Apollo Group, Inc.*                                            29     $1,842
----------------------------------------------------------------------------

Containers - 0.5%
----------------------------------------------------------------------------
Owens-Illinois, Inc.*                                         190     $2,337
----------------------------------------------------------------------------

Electrical Equipment - 4.1%
----------------------------------------------------------------------------
General Electric Co.                                          501    $14,534
----------------------------------------------------------------------------
Tyco International Ltd.                                       169      3,529
----------------------------------------------------------------------------
                                                                     $18,063
----------------------------------------------------------------------------
Electronics - 3.6%
----------------------------------------------------------------------------
Intel Corp.                                                   216     $7,139
----------------------------------------------------------------------------
Intersil Corp.                                                127      3,275
----------------------------------------------------------------------------
National Semiconductor Corp.*                                 134      5,445
----------------------------------------------------------------------------
                                                                     $15,859
----------------------------------------------------------------------------
Energy - Independent - 1.2%
----------------------------------------------------------------------------
Ashland, Inc.                                                 106     $3,948
----------------------------------------------------------------------------
Valero Energy Corp.                                            36      1,537
----------------------------------------------------------------------------
                                                                      $5,485
----------------------------------------------------------------------------
Energy - Integrated - 4.0%
----------------------------------------------------------------------------
ConocoPhillips                                                 44     $2,515
----------------------------------------------------------------------------
ExxonMobil Corp.                                              409     14,961
----------------------------------------------------------------------------
                                                                     $17,476
----------------------------------------------------------------------------
Entertainment - 0.8%
----------------------------------------------------------------------------
InterActive Corp.*                                             91     $3,341
----------------------------------------------------------------------------

Food & Drug Stores - 0.7%
----------------------------------------------------------------------------
Kroger Co.*                                                   185     $3,236
----------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 2.9%
----------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                     94     $1,349
----------------------------------------------------------------------------
Coca-Cola Co.                                                  36      1,670
----------------------------------------------------------------------------
Kellogg Co.                                                   136      4,506
----------------------------------------------------------------------------
Tyson Foods, Inc., "A"                                        367      5,237
----------------------------------------------------------------------------
                                                                     $12,762
----------------------------------------------------------------------------
Forest & Paper Products - 0.7%
----------------------------------------------------------------------------
International Paper Co.                                        74     $2,912
----------------------------------------------------------------------------

Gaming & Lodging - 2.1%
----------------------------------------------------------------------------
Carnival Corp.                                                168     $5,865
----------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                  99      3,339
----------------------------------------------------------------------------
                                                                      $9,204
----------------------------------------------------------------------------
General Merchandise - 5.1%
----------------------------------------------------------------------------
Sears, Roebuck & Co.                                          118     $6,210
----------------------------------------------------------------------------
Target Corp.                                                   99      3,934
----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                         208     12,262
----------------------------------------------------------------------------
                                                                     $22,406
----------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
----------------------------------------------------------------------------
CIGNA Corp.                                                    47     $2,681
----------------------------------------------------------------------------

Home Construction - 0.5%
----------------------------------------------------------------------------
Lennar Corp.                                                   22     $2,021
----------------------------------------------------------------------------

Insurance - 2.8%
----------------------------------------------------------------------------
Allstate Corp.                                                129     $5,096
----------------------------------------------------------------------------
American International Group, Inc.                             27      1,642
----------------------------------------------------------------------------
MetLife, Inc.                                                 178      5,589
----------------------------------------------------------------------------
                                                                     $12,327
----------------------------------------------------------------------------
Machinery & Tools - 0.3%
----------------------------------------------------------------------------
Illinois Tool Works, Inc.                                      15     $1,103
----------------------------------------------------------------------------

Medical & Health Technology & Services - 0.8%
----------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                  68     $1,972
----------------------------------------------------------------------------
Davita, Inc.*                                                  39      1,369
----------------------------------------------------------------------------
                                                                      $3,341
----------------------------------------------------------------------------
Medical Equipment - 3.2%
----------------------------------------------------------------------------
Baxter International, Inc.                                    135     $3,588
----------------------------------------------------------------------------
Boston Scientific Corp.*                                      105      7,111
----------------------------------------------------------------------------
Guidant Corp.                                                  34      1,734
----------------------------------------------------------------------------
Waters Corp.*                                                  53      1,666
----------------------------------------------------------------------------
                                                                     $14,099
----------------------------------------------------------------------------
Metals & Mining - 0.8%
----------------------------------------------------------------------------
Alcoa, Inc.                                                   117     $3,694
----------------------------------------------------------------------------

Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------
Sempra Energy                                                  33       $917
----------------------------------------------------------------------------

Oil Services - 1.0%
----------------------------------------------------------------------------
Halliburton Co.                                                63     $1,504
----------------------------------------------------------------------------
Tidewater, Inc.                                                99      2,714
----------------------------------------------------------------------------
                                                                      $4,218
----------------------------------------------------------------------------
Personal Computers & Peripherals - 1.5%
----------------------------------------------------------------------------
Dell, Inc.*                                                    96     $3,468
----------------------------------------------------------------------------
Lexmark International, Inc.*                                   45      3,312
----------------------------------------------------------------------------
                                                                      $6,780
----------------------------------------------------------------------------
Pharmaceuticals - 7.1%
----------------------------------------------------------------------------
Eli Lilly & Co.                                                71     $4,730
----------------------------------------------------------------------------
Forest Laboratories, Inc.*                                     50      2,501
----------------------------------------------------------------------------
Johnson & Johnson Co.                                         117      5,889
----------------------------------------------------------------------------
Merck & Co., Inc.                                             160      7,080
----------------------------------------------------------------------------
Pfizer, Inc.                                                  354     11,186
----------------------------------------------------------------------------
                                                                     $31,386
----------------------------------------------------------------------------
Pollution Control - 0.3%
----------------------------------------------------------------------------
Waste Management, Inc.                                         45     $1,166
----------------------------------------------------------------------------

Printing & Publishing - 0.6%
----------------------------------------------------------------------------
Tribune Co.                                                    55     $2,698
----------------------------------------------------------------------------

Railroad & Shipping - 1.0%
----------------------------------------------------------------------------
Union Pacific Corp.                                            72     $4,507
----------------------------------------------------------------------------

Restaurants - 0.8%
----------------------------------------------------------------------------
Brinker International, Inc.*                                  114     $3,629
----------------------------------------------------------------------------

Specialty Stores - 3.3%
----------------------------------------------------------------------------
Best Buy Co., Inc.*                                            48     $2,799
----------------------------------------------------------------------------
Home Depot, Inc.                                              102      3,781
----------------------------------------------------------------------------
Lowe's Cos., Inc.                                              95      5,598
----------------------------------------------------------------------------
PETsMART, Inc.                                                 86      2,203
----------------------------------------------------------------------------
                                                                     $14,381
----------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
----------------------------------------------------------------------------
Avocent Corp.*                                                 31     $1,172
----------------------------------------------------------------------------
Cisco Systems, Inc.*                                          182      3,818
----------------------------------------------------------------------------
Motorola, Inc.                                                357      4,830
----------------------------------------------------------------------------
                                                                      $9,820
----------------------------------------------------------------------------
Telephone Services - 3.1%
----------------------------------------------------------------------------
AT&T Corp.                                                     95     $1,766
----------------------------------------------------------------------------
BellSouth Corp.                                               215      5,656
----------------------------------------------------------------------------
Verizon Communications, Inc.                                  178      5,981
----------------------------------------------------------------------------
                                                                     $13,403
----------------------------------------------------------------------------
Tobacco - 1.8%
----------------------------------------------------------------------------
Altria Group, Inc.                                            173     $8,044
----------------------------------------------------------------------------

Trucking - 0.5%
----------------------------------------------------------------------------
Fedex Corp.                                                    28     $2,121
----------------------------------------------------------------------------

Utilities - Electric Power - 3.0%
----------------------------------------------------------------------------
Dominion Resources, Inc.                                       64     $3,943
----------------------------------------------------------------------------
Exelon Corp.                                                   13        825
----------------------------------------------------------------------------
PG&E Corp.*                                                    89      2,176
----------------------------------------------------------------------------
Pinnacle West Capital Corp.                                    54      1,974
----------------------------------------------------------------------------
PPL Corp.                                                      49      1,956
----------------------------------------------------------------------------
TXU Corp.                                                     106      2,419
----------------------------------------------------------------------------
                                                                     $13,293
----------------------------------------------------------------------------
Total U.S. Stocks                                                   $432,437
----------------------------------------------------------------------------

Foreign Stocks - 1.2%
----------------------------------------------------------------------------
Bermuda - 1.2%
----------------------------------------------------------------------------
Ace Ltd. (Insurance)                                          149     $5,364
----------------------------------------------------------------------------
Total Stocks (Identified Cost, $430,101)                            $437,801
----------------------------------------------------------------------------

Short-Term Obligations - 0.2%
----------------------------------------------------------------------------
                                                     PRINCIPAL AMOUNT
                                                      (000 Omitted)
----------------------------------------------------------------------------
New Center Asset Trust, due 11/03/03, at Amortized Cost        $1     $1,000
----------------------------------------------------------------------------
Total Investments (Identified Cost, $431,101)                       $438,801
----------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.2%                                    696
----------------------------------------------------------------------------
Net Assets - 100.0%                                                 $439,497
----------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $431,101)                        $438,801
--------------------------------------------------------------------------------------------------------
Cash                                                                          178
--------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                             532
--------------------------------------------------------------------------------------------------------
Total assets                                                                                   $439,511
--------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for management fee                                        $9
--------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                          5
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   $14
--------------------------------------------------------------------------------------------------------
Net assets                                                                                     $439,497
--------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                          $501,867
--------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                      7,700
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                              (71,967)
--------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                             1,897
--------------------------------------------------------------------------------------------------------
Total                                                                                        $  439,497
--------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                        50,242
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)                                          $8.75
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/03

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------------
  Dividends                                                                $6,950
--------------------------------------------------------------------------------------------------------
  Interest                                                                     15
--------------------------------------------------------------------------------------------------------
Total investment income                                                                          $6,965
--------------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------------
  Management fee                                                           $2,933
--------------------------------------------------------------------------------------------------------
  Distribution and service fee                                              1,369
--------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                             410
--------------------------------------------------------------------------------------------------------
  Administrative fee                                                           40
--------------------------------------------------------------------------------------------------------
  Custodian fee                                                             2,262
--------------------------------------------------------------------------------------------------------
  Printing                                                                 13,815
--------------------------------------------------------------------------------------------------------
  Auditing fees                                                            15,840
--------------------------------------------------------------------------------------------------------
  Legal fees                                                                2,424
--------------------------------------------------------------------------------------------------------
  Miscellaneous                                                             5,340
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $44,433
--------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (8)
--------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor             (39,927)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                     $4,498
--------------------------------------------------------------------------------------------------------
Net investment income                                                                            $2,467
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)                                                          $(21,437)
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation                                                               $88,896
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                 $67,459
--------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                          $69,926
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          YEAR ENDED               PERIOD ENDED
                                                                           10/31/03                  10/31/02*

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                     $2,467                 $1,228
--------------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (21,437)               (50,530)
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                 88,896                (81,196)
---------------------------------------------------------------------   --------              ----------
Increase (decrease) in net assets from operations                        $69,926              $(130,498)
---------------------------------------------------------------------   --------              ----------
Distributions declared to shareholders from net investment income        $(1,798)                   $--
---------------------------------------------------------------------   --------              ----------
Net increase in net assets from fund share transactions                   $1,667               $500,200
---------------------------------------------------------------------   --------              ----------
Total increase in net assets                                             $69,795               $369,702
---------------------------------------------------------------------   --------              ----------

NET ASSETS

At beginning of period                                                  $369,702                    $--
--------------------------------------------------------------------------------------------------------
At end of period (accumulated undistributed net investment income
of $1,897 and $1,228, respectively)                                     $439,497               $369,702
--------------------------------------------------------------------------------------------------------

* For the period from commencement of the fund's investment operations, December 28, 2001, through October 31, 2002.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years or, if shorter, the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

                                                                         YEAR ENDED            PERIOD ENDED
CLASS A                                                                   10/31/03               10/31/02*

Net asset value, beginning of period                                       $7.39                  $10.00
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.05                   $0.02
-----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                    1.35                   (2.63)
-----------------------------------------------------------------------   ------             -----------
Total from investment operations                                           $1.40                  $(2.61)
-----------------------------------------------------------------------   ------             -----------
Less distributions declared to shareholders from net investment
income                                                                    $(0.04)                    $--
-----------------------------------------------------------------------   ------             -----------
Net asset value, end of period                                             $8.75                   $7.39
-----------------------------------------------------------------------   ------             -----------
Total return (%)(+)                                                        18.97                  (26.10)++
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.15                    1.15+
--------------------------------------------------------------------------------------------------------
Net investment income(S)                                                    0.63                    0.34+
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            23                      36
--------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $439                    $370
--------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. In addition, the distributor voluntarily waived its fees. To the extent actual expenses were over this limitation, and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                       $(0.75)                 $(0.77)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                 11.36                   12.18+
--------------------------------------------------------------------------------------------------------
Net investment loss                                                        (9.58)                 (10.68)+
--------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total return does not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Tax Managed Equity Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

During the year ended October 31, 2003, there were no reclassifications due to differences between book and tax accounting.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                            10/31/03      10/31/02
          Distributions declared from:
          ----------------------------------------------------------
          Ordinary income                    $1,798           $--
          ----------------------------------------------------------

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                      $1,897
          ----------------------------------------------------------
          Capital loss carryforward                         (71,967)
          ----------------------------------------------------------
          Unrealized appreciation                             7,700
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2010, ($50,530) and October 31, 2011, ($21,437).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At October 31, 2003, aggregate unreimbursed expenses amounted to $78,307.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include service fees paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's daily assets attributable to Class A shares which are attributable to that securities dealer and distribution fee to MFD up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase. There were no contingent deferred sales charges imposed during the year ended October 31, 2003.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $92,702 and $90,136, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                   $431,101
          ----------------------------------------------------------
          Gross unrealized appreciation                     $46,848
          ----------------------------------------------------------
          Gross unrealized depreciation                     (39,148)
          ----------------------------------------------------------
          Net unrealized appreciation                        $7,700
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                 Year ended 10/31/03           Period ended 10/31/02*
CLASS A SHARES                                                  SHARES          AMOUNT          SHARES          AMOUNT

Shares sold                                                         2             $20          50,200        $500,200
------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                     240           1,798              --              --
------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                 (20)           (151)             --              --
------------------------------------------------------------------------------------------------------------------------
Net increase                                                      222          $1,667          50,200        $500,200
------------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended October 31, 2003, was $3. The fund had no borrowings during the year.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed share of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VIII and Shareholders of MFS Tax Managed Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Tax Managed Equity Fund (the Fund) (one of the portfolios constituting MFS Series Trust VIII), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Tax Managed Equity Fund at October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States.
                                   ERNST & YOUNG LLP
Boston, Massachusetts
December 12, 2003

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended October 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VIII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55) Chairman                ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman           Private investor; Rockefeller Financial Services, Inc.
                                                             (investment advisers), Chairman and Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59) Trustee and President
Massachusetts Financial Services Company, Chief Executive    LAWRENCE T. PERERA (born 06/23/35) Trustee
Officer and Director                                         Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59) Trustee                    WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, President, Chief   Private investor; Harvard University Graduate School of Business
Investment Officer and Director                              Administration, Class of 1961 Adjunct Professor in Entrepreneurship
                                                             Emeritus; CBL & Associates Properties, Inc. (real estate
                                                             investment trust), Director
INDEPENDENT TRUSTEES
                                                             J. DALE SHERRATT (born 09/23/38) Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee               Insight Resources, Inc. (acquisition planning specialists), President;
Brigham and Women's Hospital, Chief of Cardiac Surgery;      Wellfleet Investments (investor in health care companies), Managing
Harvard Medical School, Professor of Surgery                 General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)
WILLIAM R. GUTOW (born 09/27/41) Trustee
Private investor and real estate consultant; Capitol         ELAINE R. SMITH (born 04/25/46) Trustee
Entertainment Management Company (video franchise), Vice     Independent health care industry consultant
Chairman
                                                             WARD SMITH (born 09/13/30) Trustee
J. ATWOOD IVES (born 05/01/36) Trustee                       Private investor
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified
services company), Chairman, Trustee and Chief Executive
Officer (until November 2000)

OFFICERS

JOHN W. BALLEN (born 09/12/59) Trustee and President         ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Chief Executive    Massachusetts Financial Services Company, Vice President (since
Officer and Director                                         August 2000); UAM Fund Services, Senior Vice President (prior to
                                                             August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant Secretary
and Assistant Clerk                                          RICHARD M. HISEY (born 08/29/58) Treasurer
Massachusetts Financial Services Company, Senior Vice        Massachusetts Financial Services Company, Senior Vice
President and Associate General Counsel                      President (since July 2002); The Bank of New York, Senior
                                                             Vice President (September 2000 to July 2002); Lexington Global
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk         Asset Managers, Inc., Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior Vice        Officer (prior to September 2000); Lexington Funds, Treasurer (prior to
President, General Counsel and Secretary                     September 2000)

STEPHANIE A. DESISTO (born 10/01/53) Assistant Treasurer     ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Vice President     Massachusetts Financial Services Company, Vice President
(since April 2003); Brown Brothers Harriman & Co., Senior
Vice President (November 2002 to April 2003); ING Groep      JAMES O. YOST (born 06/12/60) Assistant Treasurer
N.V./Aeltus Investment Management, Senior Vice President     Massachusetts Financial Services Company, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1,
2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

INVESTMENT ADVISER                                           CUSTODIANS

Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street                                          225 Franklin Street, Boston, MA 02110
Boston, MA 02116-3741
                                                             JP Morgan Chase Manhattan Bank
DISTRIBUTOR                                                  One Chase Manhattan Plaza
                                                             New York, NY 10081
MFS Fund Distributors, Inc.
500 Boylston Street                                          AUDITORS
Boston, MA 02116-3741
                                                             Ernst & Young LLP
PORTFOLIO MANAGERS                                           200 Clarendon Street
                                                             Boston, MA 02116
Matthew W. Krummell(1)
Deborah H. Miller(1)

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling
1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov

(1)  MFS Investment Management

MFS(R) TAX MANAGED EQUITY FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             INC1A-ANN 12/03 120

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

MFS(R) STRATEGIC INCOME FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

MFS(R) STRATEGIC INCOME FUND

The fund seeks high current income by investing in fixed-income securities. Its secondary objective seeks to provide significant capital appreciation.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              24
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      45
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       48
----------------------------------------------------
FEDERAL TAX INFORMATION                           49
----------------------------------------------------
CONTACT INFORMATION                               50
----------------------------------------------------
ASSET ALLOCATION                                  51

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Throughout the period, global bond markets were influenced by accommodative monetary policies and low interest rates. The period provided positive returns to all bond investors, particularly those who bought high-yield bonds and emerging market debt securities (EMDs).

Governments throughout the world sought to stimulate sluggish local economies by lowering interest rates. The capital markets responded by providing financing for high-yield companies and emerging market countries that previously had been rebuffed by those markets in the summer and early fall of 2002. Although fundamentals improved in these two asset classes, strong supply-demand technicals were the main driver of performance as both sectors experienced tremendous inflows as investors continuously sought higher yielding securities because of the low interest rate environment. In our view, high-yield and emerging market bonds have continued to offer good value but are unlikely to appreciate in price the way they did in this reporting period.

For the 12 months ended October 31, 2003, high-yield bonds, especially the riskier issues, turned in the best performance results, followed by EMDs, high-grade corporate bonds, and U.S. government bonds.

-----------------------------------------------
TOP 5 PORTFOLIO ALLOCATIONS
AS OF 10/31/03

HIGH-YIELD CORPORATES                     38.9%
-----------------------------------------------
INTERNATIONAL GOVERNMENTS                 16.3%
-----------------------------------------------
EMERGING MARKETS DEBT                     12.3%
-----------------------------------------------
HIGH-GRADE CORPORATES                     11.2%
-----------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES      6.5%
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

FUND POSITIONING

MFS Strategic Income Fund is one of our most broadly diversified bond funds. We actively manage the portfolio's asset allocation across four broad fixed-income sectors: U.S. government, international (which includes emerging markets debt), high-quality corporate, and high-yield bonds.

At the start of the reporting period, we had slightly more than 21% of the portfolio invested in high-yield securities. In December 2002, we began to cut our U.S. government position and reinvest the proceeds in high-yield bonds. Six months into the reporting period, we reduced our high-quality corporate bond position in favor of developed country debt and EMDs. Our commitment to EMD holdings at the beginning of the period represented 7.1% and grew to slightly more than 12% by the end of October.

DETRACTORS TO PERFORMANCE

Our weighting in high-yield and EMDs at the beginning of the period hurt relative returns because we missed some of the early appreciation. At the start of the reporting period, we were nervous about adding high-yield bond issuers and emerging market countries. These were stressed companies and countries with limited access to capital. As it turned out, the capital markets reopened, and investor demand for yield drove the prices of some high-yield bonds from $0.30 on the dollar to $0.90 by the end of the period. Demand was strong for EMDs as well.

CONTRIBUTORS TO ABSOLUTE PERFORMANCE

Despite missing the early part of the high-yield rally, the fund did receive strong absolute returns from the group. By aggressively increasing our commitment to these issuers, we recaptured some of the returns lost earlier. Although yields for the group were somewhat lower toward the end of the period, we felt that high-yield bonds still offered good value for investors, especially as global economic conditions continued to strengthen.

The fund also experienced strong absolute returns from its EMDs. Historically, this group has generated the strongest returns in periods of economic recovery and economic strength. As global economic conditions began to show signs of improvement during the period, values for EMDs rose. The group's returns for the period received an added lift from yield-starved investors.

    Respectfully,

/s/ Bernard Scozzafava

    Bernard Scozzafava
    Portfolio Manager

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR THE MOST CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the ten year period ended 10/31/03)

                                                                      Citigroup
                                                                        World
               MFS          Lehman         Lehman        Lehman       Government
            Strategic      Brothers       Brothers      Brothers         Bond
              Income       Aggregate    Government/       High        Non-Dollar
             Fund --         Bond          Credit         Yield         Hedged
             Class A         Index         Index          Index         Index

10/93        $ 9,525        $10,000       $10,000        $10,000       $10,000
10/95         10,607         11,140        11,077         11,710        11,300
10/97         12,930         12,840        12,704         14,794        14,170
10/99         13,873         14,114        13,916         15,359        16,415
10/01         14,638         17,349        17,192         15,088        19,493
10/03         17,224         19,271        19,256         19,077        20,784

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      1-yr      3-yr       5-yr      10-yr
------------------------------------------------------------------------------
        A             10/29/1987        13.81%      7.49%      6.38%     6.10%
------------------------------------------------------------------------------
        B               9/7/1993        13.00%      6.79%      5.71%     5.40%
------------------------------------------------------------------------------
        C               9/1/1994        13.04%      6.76%      5.69%     5.47%
------------------------------------------------------------------------------
        I               1/8/1997        14.19%      7.86%      6.78%     6.34%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

------------------------------------------------------------------------------
Comparative Benchmarks

Average multisector income fund+        17.40%      8.28%      5.75%     5.55%
------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond
Index Global#                           27.83%     12.87%     15.53%       --*
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index##                                  4.90%      8.36%      6.54%     6.78%
------------------------------------------------------------------------------
Lehman Brothers Government/Credit
Index##                                  6.17%      8.91%      6.57%     6.77%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index##      33.77%      8.08%      5.32%     6.67%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-
Dollar Hedged Index##                    2.58%      5.58%      5.36%     7.59%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

  Share class
------------------------------------------------------------------------------
        A                                8.41%      5.76%      5.35%     5.59%
------------------------------------------------------------------------------
        B                                9.00%      5.91%      5.41%     5.40%
------------------------------------------------------------------------------
        C                               12.04%      6.76%      5.69%     5.47%
------------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------------------------------------------------------------
        A                               13.81%     24.19%     36.22%    80.83%
------------------------------------------------------------------------------
        B                               13.00%     21.79%     31.98%    69.13%
------------------------------------------------------------------------------
        C                               13.04%     21.67%     31.88%    70.30%
------------------------------------------------------------------------------
        I                               14.19%     25.49%     38.81%    84.90%
------------------------------------------------------------------------------

 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg.
## Source: Standard & Poor's Micropal, Inc. is the source for index returns retrieved from AIM.
 * J.P. Morgan Emerging Market Bond Index Global commenced on December 31, 1993 and therefore does not have ten years worth of performance.

INDEX DEFINITIONS

LEHMAN BROTHERS AGGREGATE BOND INDEX - is a measure of the U.S. bond market.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

CITIGROUP WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - measures the government bond markets around the world ex U.S.

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.8%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 62.6%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.0%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                               $1,000            $1,020,000
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 8.875s, 2008                                    280               268,800
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013                                              965             1,015,662
-----------------------------------------------------------------------------------------------------
Muzak LLC, 10s, 2009                                                        305               321,012
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75s, 2008                                   900               969,750
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006, 12.25s, 2009                     1,645             1,381,800
-----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011                                             1,000             1,100,000
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009                          1,820             1,888,250
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 14s, 2009                                         305               261,538
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010##                                       980             1,090,250
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                      2,000             2,155,000
-----------------------------------------------------------------------------------------------------
                                                                                          $11,472,062
-----------------------------------------------------------------------------------------------------
Aerospace - 1.2%
-----------------------------------------------------------------------------------------------------
BAE Systems Holding, Inc., 6.4s, 2011##                                  $1,321            $1,415,702
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008                                                  885               982,350
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                                   600               625,500
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                         784               811,440
-----------------------------------------------------------------------------------------------------
Transdigm, Inc., 8.375s, 2011##                                             700               743,750
-----------------------------------------------------------------------------------------------------
                                                                                           $4,578,742
-----------------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545s, 2019                                   $868              $863,260
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2005 (In Default)                       $2,200              $253,000
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008 (In Default)                          360                41,400
-----------------------------------------------------------------------------------------------------
                                                                                             $294,400
-----------------------------------------------------------------------------------------------------
Automotive - 3.0%
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                                $944              $792,960
-----------------------------------------------------------------------------------------------------
Daimler Chrysler Holdings, 8.5s, 2031                                       870               975,689
-----------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75s, 2013##                                           625               662,500
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875s, 2010                                       2,092             2,188,562
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7s, 2013                                             665               653,724
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7s, 2012                                $1,836             1,897,589
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8s, 2031                                   936               962,583
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                                1,415             1,188,600
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013##                                  1,250             1,381,250
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 9.375s, 2013##                            245               278,075
-----------------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 11s, 2013##                               555               654,900
-----------------------------------------------------------------------------------------------------
                                                                                          $11,636,432
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.8%
-----------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25s, 2008                                 $1,061            $1,074,655
-----------------------------------------------------------------------------------------------------
Unicredito Italiano Capital Trust, 9.2s, 2049##                           1,482             1,841,997
-----------------------------------------------------------------------------------------------------
                                                                                           $2,916,652
-----------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012                                                 $790              $793,950
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.7%
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings, 8.625s, 2009                            $2,300            $1,845,750
-----------------------------------------------------------------------------------------------------
Continental Cablevision, 9.5s, 2013                                       1,628             1,870,416
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          2,319             2,411,760
-----------------------------------------------------------------------------------------------------
Directv Holdings LLC, 8.375s, 2013                                          495               556,875
-----------------------------------------------------------------------------------------------------
Jones Intercable, Inc., 8.875s, 2007                                        500               526,884
-----------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11s, 2013                                         1,850             1,933,250
-----------------------------------------------------------------------------------------------------
Mediacom LLC/Capital Corp., 9.5s, 2013                                      340               323,000
-----------------------------------------------------------------------------------------------------
Tele Communications, Inc., 9.8s, 2012                                       791             1,027,555
-----------------------------------------------------------------------------------------------------
                                                                                          $10,495,490
-----------------------------------------------------------------------------------------------------
Building - 1.4%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                      $735              $810,338
-----------------------------------------------------------------------------------------------------
Atrium Cos, Inc., 10.5s, 2009                                             1,000             1,062,500
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010##                                        355               376,300
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                                 1,800             1,860,750
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875s, 2008                                                  135               140,737
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                     1,000             1,015,000
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10s, 2008##                                        140               154,000
-----------------------------------------------------------------------------------------------------
                                                                                           $5,419,625
-----------------------------------------------------------------------------------------------------
Business Services - 1.1%
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625s, 2013                                          $650              $710,125
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                          1,250             1,334,375
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5s, 2008                                     1,400             1,302,000
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                                 1,030             1,050,600
-----------------------------------------------------------------------------------------------------
                                                                                           $4,397,100
-----------------------------------------------------------------------------------------------------
Chemicals - 1.9%
-----------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625s, 2011##                                     $835              $872,575
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings, 10.125s, 2009                                      1,375             1,309,687
-----------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875s, 2013##                                         1,210             1,249,325
-----------------------------------------------------------------------------------------------------
Johnson Diversey Holdings, Inc., 9.625s, 2012                             1,000             1,105,000
-----------------------------------------------------------------------------------------------------
Johnson Diversey Holdings, Inc., 10.67s, 2013##                           1,000               745,000
-----------------------------------------------------------------------------------------------------
Koppers, Inc. Pennsylvania, 9.875s, 2013                                    270               284,850
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125s, 2012                                      1,340             1,407,000
-----------------------------------------------------------------------------------------------------
Nalco Co., 7.75s, 2011                                                      475               494,000
-----------------------------------------------------------------------------------------------------
                                                                                           $7,467,437
-----------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
-----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75s, 2011                                 $750              $797,813
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.1%
-----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.5s, 2009                            $1,140            $1,162,800
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011                                         1,100             1,150,875
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                               660               693,000
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                          1,200             1,239,000
-----------------------------------------------------------------------------------------------------
                                                                                           $4,245,675
-----------------------------------------------------------------------------------------------------
Containers - 1.0%
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, 8.875s, 2009                               $390              $423,150
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, 8.25s, 2013                               1,460             1,540,300
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                     900               859,500
-----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                             950               982,063
-----------------------------------------------------------------------------------------------------
                                                                                           $3,805,013
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 6.4%
-----------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6s, 2037##                                          $1,200              $862,406
-----------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Secs Corp., 6.6s, 2012                          3,640             3,497,415
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                         2,000             1,749,021
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage Acceptance Corp., 7.5s, 2031                            1,050               774,551
-----------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.5s, 2005 (Interest Only)                58,000               706,127
-----------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8s, 2003+                                  1,055             1,054,586
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.089s, 2023 (Interest
Only)##                                                                   7,037             1,050,051
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.875s, 2023 (Interest Only)                  5,065               963,672
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Bank, 0s, 2028 (Interest
Only)                                                                    58,764             1,550,743
-----------------------------------------------------------------------------------------------------
First Union Lehman Brothers Commercial, 7s, 2014                            600               561,212
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                      3,500             3,110,674
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.709s, 2039                              4,000             3,817,037
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214s, 2007                              2,500             2,532,880
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5s, 2031                                       3,000             2,716,031
-----------------------------------------------------------------------------------------------------
                                                                                          $24,946,406
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 7.625s, 2012                                   $1,045            $1,139,050
-----------------------------------------------------------------------------------------------------

Energy - Independent - 0.5%
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125s, 2011##                                  $1,875            $2,057,813
-----------------------------------------------------------------------------------------------------

Entertainment - 2.0%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                      $1,200            $1,261,500
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.7s, 2025                                     360               411,571
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 6.55s, 2033##                                  367               374,884
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                         1,735             1,960,550
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013##                                            1,600             1,568,000
-----------------------------------------------------------------------------------------------------
Turner Broadcasting Systems, Inc., 8.375s, 2013                           1,963             2,361,387
-----------------------------------------------------------------------------------------------------
                                                                                           $7,937,892
-----------------------------------------------------------------------------------------------------
Food & Beverage Products - 0.1%
-----------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25s, 2013##                              $245              $262,150
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.3%
-----------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75s, 2011                                        $1,000            $1,263,750
-----------------------------------------------------------------------------------------------------

Forest & Paper Products - 1.7%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 8s, 2010                                        $1,135            $1,072,575
-----------------------------------------------------------------------------------------------------
Buckeye Technologies Inc., 8.5s, 2013##                                     360               376,650
-----------------------------------------------------------------------------------------------------
Fibermark, Inc., 10.75s, 2011                                               800               528,000
-----------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375s, 2013                                       1,750             2,012,500
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5s, 2011##                         400               441,000
-----------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5s, 2013##                       2,000             2,225,000
-----------------------------------------------------------------------------------------------------
                                                                                           $6,655,725
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.8%
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                $1,150            $1,201,750
-----------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., 7.625s, 2015                                 165               171,600
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625s, 2012                                         1,000             1,106,250
-----------------------------------------------------------------------------------------------------
Host Marriott LP, 8.45s, 2008                                             1,875             1,950,000
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375s, 2011                                            1,035             1,154,025
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                              1,020             1,133,475
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, 7.875s, 2012                                   1,900             2,099,500
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                     1,040             1,199,900
-----------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp., 8.25s, 2013##                                  775               821,500
-----------------------------------------------------------------------------------------------------
                                                                                          $10,838,000
-----------------------------------------------------------------------------------------------------
Home Construction - 0.6%
-----------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8s, 2009                                              $1,065            $1,187,475
-----------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 6.375s, 2033                                           1,052             1,005,635
-----------------------------------------------------------------------------------------------------
                                                                                           $2,193,110
-----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                             $935              $988,763
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 2.5%
-----------------------------------------------------------------------------------------------------
Agco Corp., 9.5s, 2008                                                   $1,750            $1,907,500
-----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25s, 2011##                                   1,280             1,411,200
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                      620               610,700
-----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25s, 2011##                                     1,500             1,665,000
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012                                            865               981,775
-----------------------------------------------------------------------------------------------------
Terex Corp., 9.25s, 2011                                                    995             1,096,987
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                                  795               896,363
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 10.75s, 2008                                        1,150             1,290,875
-----------------------------------------------------------------------------------------------------
                                                                                           $9,860,400
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                    $1,100            $1,163,250
-----------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625s, 2009                                     450               484,875
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012                         816               877,200
-----------------------------------------------------------------------------------------------------
Genesis Healthcare Corp., 8s, 2013                                          175               178,719
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5s, 2012                                        1,300             1,205,750
-----------------------------------------------------------------------------------------------------
                                                                                           $3,909,794
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
-----------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75s, 2013##                                    $565              $584,775
-----------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875s, 2013                                          245               257,863
-----------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75s, 2011                                             344               409,985
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                               745               785,975
-----------------------------------------------------------------------------------------------------
                                                                                           $2,038,598
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
-----------------------------------------------------------------------------------------------------
Amerigas Partners LLP, 8.875s, 2011                                        $610              $661,850
-----------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 1.3%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010                                             $300              $327,000
-----------------------------------------------------------------------------------------------------
El Paso Natural Gas Co., 7.625s, 2010##                                   2,005             1,984,950
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010                                    1,050             1,144,500
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                         1,500             1,537,500
-----------------------------------------------------------------------------------------------------
                                                                                           $4,993,950
-----------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875s, 2012                                          $952            $1,045,676
-----------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.5%
-----------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875s, 2010                                          $725              $748,990
-----------------------------------------------------------------------------------------------------
Unisys Corp., 8.125s, 2006                                                1,100             1,204,500
-----------------------------------------------------------------------------------------------------
                                                                                           $1,953,490
-----------------------------------------------------------------------------------------------------
Photographic Products - 0.1%
-----------------------------------------------------------------------------------------------------
Eastman Kodak Co., 7.25s, 2013                                             $565              $576,158
-----------------------------------------------------------------------------------------------------

Pollution Control - 0.5%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875s, 2013                           $1,900            $2,037,750
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 1.3%
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009                                         $1,100            $1,245,750
-----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875s, 2013##                                        1,010             1,148,875
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010                          825               874,500
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625s, 2012                                             1,530             1,717,425
-----------------------------------------------------------------------------------------------------
                                                                                           $4,986,550
-----------------------------------------------------------------------------------------------------
Real Estate - 0.3%
-----------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6s, 2012                                               $974            $1,029,429
-----------------------------------------------------------------------------------------------------

Residential Mortgage-Backed - 0.5%
-----------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75s, 2027                            $1,824            $1,822,138
-----------------------------------------------------------------------------------------------------

Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75s, 2013                                  $700              $700,000
-----------------------------------------------------------------------------------------------------

Single Family Agency Bonds - 3.9%
-----------------------------------------------------------------------------------------------------
FNMA, 6s, 2017                                                           $1,328            $1,381,139
-----------------------------------------------------------------------------------------------------
FNMA, 6.5s, 2031                                                          4,117             4,277,652
-----------------------------------------------------------------------------------------------------
FNMA, 5.5s, 2033                                                          9,541             9,633,191
-----------------------------------------------------------------------------------------------------
                                                                                          $15,291,982
-----------------------------------------------------------------------------------------------------
Stores - 0.7%
-----------------------------------------------------------------------------------------------------
J.Crew Operating Corp., 10.375s, 2007                                      $850              $875,500
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011                                                1,230             1,383,750
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013##                                               575               618,125
-----------------------------------------------------------------------------------------------------
                                                                                           $2,877,375
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010 (In Default)                             $1,205              $186,775
-----------------------------------------------------------------------------------------------------
Roundys, Inc., 8.875s, 2012                                               1,125             1,175,625
-----------------------------------------------------------------------------------------------------
                                                                                           $1,362,400
-----------------------------------------------------------------------------------------------------
Supranational - 0.2%
-----------------------------------------------------------------------------------------------------
Central American Bank Economic, 6.75s, 2013##                              $603              $643,703
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.9%
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010##                                      $1,750            $2,043,125
-----------------------------------------------------------------------------------------------------
Worldcom, Inc., 7.5s, 2011                                                4,000             1,470,000
-----------------------------------------------------------------------------------------------------
                                                                                           $3,513,125
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.2%
-----------------------------------------------------------------------------------------------------
AT&T Corp., 8s, 2031                                                       $760              $861,808
-----------------------------------------------------------------------------------------------------

Tobacco - 0.1%
-----------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 6.8s, 2003                                       $413              $414,034
-----------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 5.6%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25s, 2008                                        $10,000           $10,023,050
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3s, 2007                                             2,721             2,734,181
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                         8,169             8,908,338
-----------------------------------------------------------------------------------------------------
                                                                                          $21,665,569
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.5%
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013##                                                   $800              $854,000
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015##                                                       800               856,000
-----------------------------------------------------------------------------------------------------
Beaver Valley II Funding, 9s, 2017                                        1,695             1,971,022
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.5s, 2011                                                 1,250               893,750
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013##                                                800               730,000
-----------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5s, 2011                                              1,500             1,567,500
-----------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875s, 2010##                                       775               833,125
-----------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875s, 2011                                       1,100               957,000
-----------------------------------------------------------------------------------------------------
Midland Funding Corp., "B", 13.25s, 2006                                  1,500             1,770,000
-----------------------------------------------------------------------------------------------------
PG & E Corp., 6.875s, 2008##                                                280               296,800
-----------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75s, 2007                                               2,195             2,216,950
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010##                                      795               711,525
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013##                                       460               409,400
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                   2,725             2,888,500
-----------------------------------------------------------------------------------------------------
Waterford 3 Funding Entergy Corp., 8.09s, 2017                              609               693,250
-----------------------------------------------------------------------------------------------------
                                                                                          $17,648,822
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.2%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013##                                       $845              $861,900
-----------------------------------------------------------------------------------------------------

Wireless Communications - 2.6%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12.5s, 2011                                      $1,345            $1,291,200
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.75s, 2008                           1,000             1,000,000
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.125s, 2013##                          295               306,800
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.38s, 2011                            1,300             1,332,500
-----------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875s, 2013##                                 340               345,100
-----------------------------------------------------------------------------------------------------
J P Morgan A G, 10.45s, 2005                                              1,077             1,137,581
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25s, 2010                                  1,300             1,248,000
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375s, 2015                                   360               374,400
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                           355               317,725
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875s, 2010##                                        815               812,962
-----------------------------------------------------------------------------------------------------
Triton Pcs, Inc., 8.5s, 2013                                                795               836,738
-----------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25s, 2013##                                     1,225             1,280,125
-----------------------------------------------------------------------------------------------------
                                                                                          $10,283,131
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $238,505,942
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 31.2%
-----------------------------------------------------------------------------------------------------
Australia - 0.7%
-----------------------------------------------------------------------------------------------------
Burns Philip Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverages)##                                               $2,515            $2,565,300
-----------------------------------------------------------------------------------------------------

Austria - 1.4%
-----------------------------------------------------------------------------------------------------
Republic of Austria, 5.5s, 2007                                       EUR 3,138            $3,919,304
-----------------------------------------------------------------------------------------------------
Republic of Austria, 5s, 2012                                               763               933,943
-----------------------------------------------------------------------------------------------------
Republic of Austria, 4.65s, 2018                                            529               613,801
-----------------------------------------------------------------------------------------------------
                                                                                           $5,467,048
-----------------------------------------------------------------------------------------------------
Belgium - 0.3%
-----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75s, 2009                                         EUR 831              $965,259
-----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5s, 2012                                                250               306,440
-----------------------------------------------------------------------------------------------------
                                                                                           $1,271,699
-----------------------------------------------------------------------------------------------------
Brazil - 2.9%
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2009                                 $2,163            $1,967,913
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 9.25s, 2010                                   1,182             1,178,454
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10s, 2011                                       989             1,008,780
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2012                                  1,835             1,541,400
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.25s, 2013                                   $868               894,040
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                      1,722             1,602,038
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2s, 2024                                      1,161               920,673
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                  2,734             2,262,385
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11s, 2040                                       463               451,888
-----------------------------------------------------------------------------------------------------
                                                                                          $11,827,571
-----------------------------------------------------------------------------------------------------
Bulgaria - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                      $1,493            $1,698,287
-----------------------------------------------------------------------------------------------------

Canada - 1.9%
-----------------------------------------------------------------------------------------------------
Acetex Corp., 10.875s, 2009 (Chemicals)##                                  $900            $1,008,000
-----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 8.55s, 2010 (Forest & Paper
Products)                                                                   995             1,082,065
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.5s, 2009                                      CAD 2,828             2,271,641
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.25s, 2012                                         1,403             1,099,073
-----------------------------------------------------------------------------------------------------
Government of Canada, 8s, 2023                                              713               713,935
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.25s, 2013 (Broadcast & Cable TV)                   $1,247             1,247,000
-----------------------------------------------------------------------------------------------------
                                                                                           $7,421,714
-----------------------------------------------------------------------------------------------------
Chile - 0.2%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electric, 8.35s, 2013 (Utilities -
Electric Power)                                                            $697              $750,274
-----------------------------------------------------------------------------------------------------

Colombia - 0.4%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 9.75s, 2009                                          $337              $366,488
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                        1,150             1,256,375
-----------------------------------------------------------------------------------------------------
                                                                                           $1,622,863
-----------------------------------------------------------------------------------------------------
Denmark - 0.8%
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                          DKK 3,537              $623,958
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2009                                             10,629             1,835,241
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5s, 2013                                              3,571               580,259
-----------------------------------------------------------------------------------------------------
                                                                                           $3,039,458
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.1%
-----------------------------------------------------------------------------------------------------
Republic of Dominica, 9.5s, 2006##                                         $332              $288,840
-----------------------------------------------------------------------------------------------------

Finland - 1.5%
-----------------------------------------------------------------------------------------------------
Republic of Finland, 2.75s, 2006                                        EUR 197              $227,478
-----------------------------------------------------------------------------------------------------
Republic of Finland, 3s, 2008                                             3,460             3,912,947
-----------------------------------------------------------------------------------------------------
Republic of Finland, 5.375s, 2013                                         1,407             1,768,657
-----------------------------------------------------------------------------------------------------
                                                                                           $5,909,082
-----------------------------------------------------------------------------------------------------
France - 3.3%
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 6.25s, 2008 (Advertising &
Broadcasting)##                                                          $1,435            $1,499,575
-----------------------------------------------------------------------------------------------------
Socgen Real Estate Co., 7.64s, 2049 (Banks & Credit
Cos.)##                                                                     625               704,603
-----------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5s, 2011 (Containers)##                   1,435             1,592,850
-----------------------------------------------------------------------------------------------------
France Telecom S.A., 9.75s, 2031 (Telecom - Wireline)                     1,490             1,966,533
-----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2007                                         EUR 852             1,037,880
-----------------------------------------------------------------------------------------------------
Republic of France, 4s, 2009                                              3,381             3,957,022
-----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2012                                             406               488,693
-----------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875s, 2011 (Chemicals)##                                  $1,545             1,375,050
-----------------------------------------------------------------------------------------------------
                                                                                          $12,622,206
-----------------------------------------------------------------------------------------------------
Germany - 3.1%
-----------------------------------------------------------------------------------------------------
Deutsche Telekom, 8.75s, 2030 (Telecom - Wireline)                         $973            $1,224,088
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5s, 2009                               EUR 5,798             6,978,584
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25s, 2010                                  1,648             2,054,133
-----------------------------------------------------------------------------------------------------
Kreditanstalt Fur Wiederaufbau, 3.25s, 2008                               1,402             1,607,904
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                         70                84,118
-----------------------------------------------------------------------------------------------------
                                                                                          $11,948,827
-----------------------------------------------------------------------------------------------------
Greece - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Greece, 3.5s, 2008                                          EUR 579              $669,198
-----------------------------------------------------------------------------------------------------
Republic of Greece, 4.6s, 2013                                              357               420,424
-----------------------------------------------------------------------------------------------------
                                                                                           $1,089,622
-----------------------------------------------------------------------------------------------------
Ireland - 1.8%
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                                  $660              $732,600
-----------------------------------------------------------------------------------------------------
Eircom Funding, 8.25s, 2013 (Wireless Communications)##                     560               609,000
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                      EUR 2,455             2,940,727
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25s, 2009                                          1,684             1,909,549
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                               632               771,869
-----------------------------------------------------------------------------------------------------
                                                                                           $6,963,745
-----------------------------------------------------------------------------------------------------
Italy - 0.5%
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2007                                         EUR 1,055            $1,271,930
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.75s, 2013                                              130               155,617
-----------------------------------------------------------------------------------------------------
Republic of Italy, 5.25s, 2017                                              440               539,422
-----------------------------------------------------------------------------------------------------
Telecom Italia Cap, 5.25s, 2013 (Telecom - Wireline)                        961               953,525
-----------------------------------------------------------------------------------------------------
                                                                                           $2,920,494
-----------------------------------------------------------------------------------------------------
Kazakhstan - 0.7%
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)#                                                              $999            $1,098,900
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Cos.)##                                                               85                93,500
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5s, 2013 (Banks &
Credit Cos.)##                                                              650               646,750
-----------------------------------------------------------------------------------------------------
Kaztransoil Co., 8.5s, 2006 (Oil Services)##                                750               791,250
-----------------------------------------------------------------------------------------------------
                                                                                           $2,630,400
-----------------------------------------------------------------------------------------------------
Malaysia - 0.5%
-----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                     $1,020            $1,156,714
-----------------------------------------------------------------------------------------------------
Petroliam Nasional, 7.75s, 2015 (Oils)                                      714               833,238
-----------------------------------------------------------------------------------------------------
                                                                                           $1,989,952
-----------------------------------------------------------------------------------------------------
Mexico - 1.7%
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de CV, 8.5s, 2032 (Broadcast & Cable
TV)                                                                        $872              $915,600
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Quasi-
Government)                                                               4,096             4,464,640
-----------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5s, 2027 (Oils)                                      907             1,054,387
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                          59                65,195
-----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                        1,325             1,487,312
-----------------------------------------------------------------------------------------------------
Innova, 9.375s, 2013 (Wireless Communications)##                            445               448,338
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                        1,934             2,765,620
-----------------------------------------------------------------------------------------------------
                                                                                          $11,201,092
-----------------------------------------------------------------------------------------------------
Netherlands - 1.5%
-----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75s, 2009                                   EUR 3,327            $3,858,133
-----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5s, 2012                                          1,572             1,927,290
-----------------------------------------------------------------------------------------------------
                                                                                           $5,785,423
-----------------------------------------------------------------------------------------------------
New Zealand - 0.7%
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 8s, 2006                                     NZD 305              $197,724
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 7s, 2009                                       2,868             1,834,088
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5s, 2013                                     1,394               872,148
-----------------------------------------------------------------------------------------------------
                                                                                           $2,903,960
-----------------------------------------------------------------------------------------------------
Panama - 0.7%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 1.938s, 2016                                         $1,446            $1,250,386
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                          1,201             1,363,135
-----------------------------------------------------------------------------------------------------
                                                                                           $2,613,521
-----------------------------------------------------------------------------------------------------
Poland - 0.2%
-----------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25s, 2009 (Wireless
Communications)                                                            $729              $796,433
-----------------------------------------------------------------------------------------------------

Portugal - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45s, 2013                                     EUR 1,023            $1,283,907
-----------------------------------------------------------------------------------------------------

Qatar - 0.6%
-----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                              $1,610            $2,221,800
-----------------------------------------------------------------------------------------------------

Russia - 0.9%
-----------------------------------------------------------------------------------------------------
AO Siberian Oil Co., 10.75s, 2009 (Energy - Integrated)                    $204              $217,770
-----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)##                                 1,820             1,973,050
-----------------------------------------------------------------------------------------------------
Mobile Telesystems Fin S.A., 8.375s, 2010 (Wireless
Communications)##                                                           887               873,695
-----------------------------------------------------------------------------------------------------
Russian Federation, 5s, 2030##                                              500               466,250
-----------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)                                    855               970,425
-----------------------------------------------------------------------------------------------------
                                                                                           $4,501,190
-----------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5s, 2013
(Electronics)##                                                            $790              $780,125
-----------------------------------------------------------------------------------------------------

Spain - 1.5%
-----------------------------------------------------------------------------------------------------
Kingdom of Spain, 6s, 2008                                            EUR 4,460            $5,689,070
-----------------------------------------------------------------------------------------------------

Sweden - 0.3%
-----------------------------------------------------------------------------------------------------
AB Spintab, 5s, 2008                                                  SEK 9,600            $1,246,572
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.5%
-----------------------------------------------------------------------------------------------------
UK Treasury, 7.25s, 2007                                                GBP 293              $539,598
-----------------------------------------------------------------------------------------------------
UK Treasury, 5s, 2008                                                       821             1,397,388
-----------------------------------------------------------------------------------------------------
                                                                                           $1,936,986
-----------------------------------------------------------------------------------------------------
Venezuela - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 10.75s, 2013##                                      $958              $905,310
-----------------------------------------------------------------------------------------------------

Ukraine - 0.5%
-----------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65s, 2013##                              $1,985            $1,989,962
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $125,882,733
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $347,465,412)                                              $364,388,675
-----------------------------------------------------------------------------------------------------

Stocks - 0.1%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.1%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                        814               $52,910
-----------------------------------------------------------------------------------------------------
Chemicals
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                    23                   391
-----------------------------------------------------------------------------------------------------

Machinery & Tools
-----------------------------------------------------------------------------------------------------
IKS Corp.*                                                                4,721                $6,373
-----------------------------------------------------------------------------------------------------

Utilities - Telephone - 0.1%
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                      37,714              $197,999
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                            $257,673
-----------------------------------------------------------------------------------------------------

Foreign Stocks
-----------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------
Jazztel PLC                                                             174,169               $78,865
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,589,404)                                                   $336,538
-----------------------------------------------------------------------------------------------------

Convertible Bonds
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------
Jazztel PLC, 12s, 2012 (Telecommunications - Wireline)                   EUR 54               $36,252
-----------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $43,445)                                            $36,252
-----------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 11/03/03,
at Amortized Cost                                                        $2,234            $2,233,871
-----------------------------------------------------------------------------------------------------

Warrants
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
DWC Construction 06/22/2005 (Utility)*                                   67,756                    $0
-----------------------------------------------------------------------------------------------------
DWC Trading 06/22/2005 (Utility)*                                        26,835                     0
-----------------------------------------------------------------------------------------------------
Ono Finance PLC 02/15/20 (Broadcast & Cable TV)*                            250                     3
-----------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 08/15/2008 (Chemicals)*                             49                     0
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $34,490)                                                          $3
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.5%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Goldman Sachs, dated 10/31/03, due 11/03/03, total to be
received $17,424,525 (secured by various U.S. Treasury
and Federal Agency Obligations), at Cost                                $17,423           $17,423,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $368,789,622)                                        $384,418,339
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                       3,877,903
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $388,296,242
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Regulation S security.
## SEC Rule 144A restriction.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  CAD =           Canadian Dollar                     GBP =       British Pound
  DKK =           Danish Krone                        NZD =       New Zealand Dollar
  EUR =           Euro                                SEK =       Swedish Kronor

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $368,789,622)           $384,418,339
-----------------------------------------------------------------------------------------------------
Cash                                                                  30,012
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                            815,196
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      134,719
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      844,871
-----------------------------------------------------------------------------------------------------
Interest receivable                                                6,714,676
-----------------------------------------------------------------------------------------------------
Other assets                                                           6,060
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $392,963,873
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $1,772,256
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   578,820
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,367,234
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              781,123
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       6,938
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      1,067
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         7,030
-----------------------------------------------------------------------------------------------------
  Accrued expenses and other liabilities                             153,163
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $4,667,631
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $388,296,242
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $460,195,935
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   15,686,806
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (83,625,145)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (3,961,354)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $388,296,242
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  58,368,484
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $190,925,948
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              28,536,746
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                $6.69
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.69)                                                    $7.02
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $146,903,175
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              22,198,446
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.62
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $40,702,954
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,175,809
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.59
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $9,764,165
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,457,483
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.70
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/03

NET INVESTMENT INCOME

Interest income                                                                           $26,209,934
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $2,491,206
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 20,788
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       405,960
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                654,657
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              1,505,257
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                362,625
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     37,889
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         257,412
-----------------------------------------------------------------------------------------------------
  Printing                                                               68,690
-----------------------------------------------------------------------------------------------------
  Postage                                                                26,391
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          42,276
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              5,366
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         358,063
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $6,236,580
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (6,590)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (1,484,550)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,745,440
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $21,464,494
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $15,828,537
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (8,719,525)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           $7,109,012
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation

-----------------------------------------------------------------------------------------------------
  Investments                                                       $18,496,061
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           870,174
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                        $19,366,235
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $26,475,247
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $47,939,741
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                             2003                    2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                             $21,464,494             $24,007,299
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               7,109,012             (26,986,816)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                        19,366,235              14,529,806
-----------------------------------------------------------     -------------            ------------
Increase in net assets from operations                            $47,939,741             $11,550,289
-----------------------------------------------------------     -------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  (Class A)                                                      $(11,234,807)           $(11,302,456)
-----------------------------------------------------------------------------------------------------
  (Class B)                                                        (8,085,948)             (8,718,372)
-----------------------------------------------------------------------------------------------------
  (Class C)                                                        (1,949,589)             (2,197,423)
-----------------------------------------------------------------------------------------------------
  (Class I)                                                          (599,006)               (664,800)
-----------------------------------------------------------------------------------------------------
From paid in capital
  (Class A)                                                                --              (1,055,499)
-----------------------------------------------------------------------------------------------------
  (Class B)                                                                --                (814,180)
-----------------------------------------------------------------------------------------------------
  (Class C)                                                                --                (205,210)
-----------------------------------------------------------------------------------------------------
  (Class I)                                                                --                 (62,084)
-----------------------------------------------------------     -------------            ------------
Total distributions declared to shareholders                     $(21,869,350)           $(25,020,024)
-----------------------------------------------------------     -------------            ------------
Net decrease in net assets from fund share transactions           $(6,475,192)           $(16,645,993)
-----------------------------------------------------------     -------------            ------------
Total increase (decrease) in net assets                           $19,595,199            $(30,115,728)
-----------------------------------------------------------     -------------            ------------

NET ASSETS

At beginning of year                                             $368,701,043            $398,816,771
-----------------------------------------------------------------------------------------------------
At end of year (including accumulated distributions in
excess of net investment income of $3,961,354 and
$1,923,488, respectively)                                        $388,296,242            $368,701,043
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 10/31

CLASS A                                      2003                2002                2001               2000              1999
Net asset value, beginning of
period                                      $6.24               $6.46               $6.67              $7.30             $7.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM
INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                  $0.38               $0.41               $0.52              $0.60             $0.62
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           0.46               (0.20)              (0.16)             (0.59)             0.06
--------------------------------------     ------              ------              ------             ------            ------
Total from investment operations            $0.84               $0.21               $0.36              $0.01             $0.68
--------------------------------------     ------              ------              ------             ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.39)             $(0.39)             $(0.49)            $(0.48)           $(0.71)
------------------------------------------------------------------------------------------------------------------------------
  From paid in capital                         --               (0.04)              (0.08)             (0.16)               --
--------------------------------------     ------              ------              ------             ------            ------
Total distributions declared to
shareholders                               $(0.39)             $(0.43)             $(0.57)            $(0.64)           $(0.71)
--------------------------------------     ------              ------              ------             ------            ------
Net asset value, end of period              $6.69               $6.24               $6.46              $6.67             $7.30
--------------------------------------     ------              ------              ------             ------            ------
Total return (%)(+)                         13.81                3.39                5.54              (0.03)             9.72
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS A (CONTINUED)                          2003                2002                2001               2000              1999

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                   0.93                0.94                0.96               0.92              0.88
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  5.89                6.59                7.83               8.57              8.42
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            136                 147                 153                127               204
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $190,926            $176,624            $184,482           $111,791          $100,469
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and ratios would have been:

Net investment income                       $0.36               $0.39               $0.46              $0.54             $0.55
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   1.32                1.40                1.80               1.81              1.83
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.50                6.13                6.99               7.68              7.47
------------------------------------------------------------------------------------------------------------------------------
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS B                                       2003                2002                2001              2000              1999

Net asset value, beginning of
period                                       $6.18               $6.39               $6.61             $7.24             $7.27
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                   $0.34               $0.37               $0.47             $0.55             $0.57
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                            0.45               (0.19)              (0.17)            (0.59)             0.07
---------------------------------------     ------              ------              ------            ------            ------
Total from investment operations             $0.79               $0.18               $0.30            $(0.04)            $0.64
---------------------------------------     ------              ------              ------            ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                $(0.35)             $(0.36)             $(0.45)           $(0.44)           $(0.67)
------------------------------------------------------------------------------------------------------------------------------
  From paid in capital                          --               (0.03)              (0.07)            (0.15)               --
---------------------------------------     ------              ------              ------            ------            ------
Total distributions declared to
shareholders                                $(0.35)             $(0.39)             $(0.52)           $(0.59)           $(0.67)
---------------------------------------     ------              ------              ------            ------            ------
Net asset value, end of period               $6.62               $6.18               $6.39             $6.61             $7.24
---------------------------------------     ------              ------              ------            ------            ------
Total return (%)                             13.00                2.93                4.71             (0.67)             9.10
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS B (CONTINUED)                           2003                2002                2001              2000              1999

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                    1.58                1.59                1.61              1.56              1.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   5.25                5.95                7.22              7.89              7.77
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             136                 147                 153               127               204
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $146,903            $146,096            $163,299          $137,013          $144,849
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and ratios would have been:

Net investment income                        $0.31               $0.34               $0.42             $0.49             $0.50
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                    1.97                2.05                2.45              2.45              2.48
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         4.86                5.49                6.38              7.00              6.82
------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS C                                               2003              2002              2001            2000            1999
Net asset value, beginning of period                 $6.15             $6.37             $6.59           $7.22           $7.25
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income(S)                           $0.33             $0.37             $0.47           $0.55           $0.57
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    0.45             (0.20)            (0.17)          (0.59)           0.07
----------------------------------------------      ------            ------            ------          ------          ------
Total from investment operations                     $0.78             $0.17             $0.30          $(0.04)          $0.64
----------------------------------------------      ------            ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                        $(0.34)           $(0.36)           $(0.45)         $(0.44)         $(0.67)
------------------------------------------------------------------------------------------------------------------------------
  From paid in capital                                  --             (0.03)            (0.07)          (0.15)             --
----------------------------------------------      ------            ------            ------          ------          ------
Total distributions declared to shareholders        $(0.34)           $(0.39)           $(0.52)         $(0.59)         $(0.67)
----------------------------------------------      ------            ------            ------          ------          ------
Net asset value, end of period                       $6.59             $6.15             $6.37           $6.59           $7.22
----------------------------------------------      ------            ------            ------          ------          ------
Total return (%)                                     13.04              2.78              4.73           (0.67)           9.12
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                            1.58              1.59              1.61            1.56            1.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                           5.23              5.95              7.18            7.90            7.78
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     136               147               153             127             204
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                      $40,703           $35,952           $40,787         $37,956         $38,808
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and ratios would have been:

Net investment income                                $0.31             $0.34             $0.42           $0.49           $0.50
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                            1.97              2.05              2.45            2.45            2.48
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 4.84              5.49              6.34            7.01            6.83
------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS I                                                   2003             2002             2001           2000           1999
Net asset value, beginning of period                     $6.25            $6.47            $6.68          $7.31          $7.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income(S)                               $0.40            $0.44            $0.55          $0.68          $0.65
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        0.46            (0.21)           (0.17)         (0.65)          0.07
--------------------------------------------------      ------           ------           ------         ------         ------
Total from investment operations                         $0.86            $0.23            $0.38          $0.03          $0.72
--------------------------------------------------      ------           ------           ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                            $(0.41)          $(0.41)          $(0.51)        $(0.50)        $(0.74)
------------------------------------------------------------------------------------------------------------------------------
  From paid in capital                                      --            (0.04)           (0.08)         (0.16)            --
--------------------------------------------------      ------           ------           ------         ------         ------
Total distributions declared to shareholders            $(0.41)          $(0.45)          $(0.59)        $(0.66)        $(0.74)
--------------------------------------------------      ------           ------           ------         ------         ------
Net asset value, end of period                           $6.70            $6.25            $6.47          $6.68          $7.31
--------------------------------------------------      ------           ------           ------         ------         ------
Total return (%)                                         14.19             3.75             5.92           0.33          10.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                0.58             0.59             0.61           0.60           0.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                               6.23             6.93             8.21           9.53           8.77
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         136              147              153            127            204
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                           $9,764          $10,029          $10,249         $7,542           $304
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. Additionally the investment adviser paid a portion of the fund's operating expenses. If these fees had been incurred by the fund, the net investment income per share and ratios would have been:

Net investment income                                    $0.38            $0.41            $0.49          $0.62          $0.58
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                0.97             1.05             1.45           1.49           1.48
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     5.84             6.47             7.37           8.64           7.82
------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a non-diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                                  10/31/03              10/31/02
Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                              $21,869,350           $22,883,052
--------------------------------------------------------------------------------
  Long-term capital gain                                --                    --
--------------------------------------------------------------------------------
                                               $21,869,350           $22,883,052
--------------------------------------------------------------------------------
  Tax return of capital                                 --             2,136,972
--------------------------------------------------------------------------------
Total distributions declared                   $21,869,350           $25,020,024
--------------------------------------------------------------------------------

During the year ended October 31, 2003, distributions in excess of net investment income increased by $1,633,010, accumulated undistributed net realized loss on investments and foreign currency transactions decreased by $2,140,744, and paid-in capital decreased by $507,734 due to differences between book and tax accounting for mortgage-backed securities, currency transactions and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                                 $--
      ------------------------------------------------------------------
      Undistributed long-term capital gain                           --
      ------------------------------------------------------------------
      Capital loss carryforward                             (83,382,655)
      ------------------------------------------------------------------
      Post-October capital loss deferral                             --
      ------------------------------------------------------------------
      Post-October currency loss deferral                            --
      ------------------------------------------------------------------
      Unrealized appreciation                                15,398,398
      ------------------------------------------------------------------
      Other temporary differences                            (3,915,436)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

      EXPIRATION DATE

      October 31, 2005                                              $--
      ------------------------------------------------------------------
      October 31, 2006                                      (22,210,208)
      ------------------------------------------------------------------
      October 31, 2007                                      (11,626,162)
      ------------------------------------------------------------------
      October 31, 2008                                       (3,849,634)
      ------------------------------------------------------------------
      October 31, 2009                                      (17,590,678)
      ------------------------------------------------------------------
      October 31, 2010                                      (28,105,973)
      ------------------------------------------------------------------
      Total                                                $(83,382,655)
      ------------------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on August 6, 2001, in connection with the MFS Global Governments Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended October 31, 2003 were 0.50% of average daily net assets on an annualized basis. The investment adviser has voluntarily agreed to pay the fund's operating expenses exclusive of management and distribution fees such that the fund's aggregate expenses do not exceed 0.08% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $5,895 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $5,659 for inactive trustees for the year ended October 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $278,813 for the year ended October 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B        CLASS C

Distribution Fee                           0.10%           0.75%          0.75%
-------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%          0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%          1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended October 31, 2003, amounted to:

                                         CLASS A         CLASS B        CLASS C

Service Fee Retained by MFD              $11,593            $505           $409
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended
October 31, 2003, were as follows:
                                         CLASS A         CLASS B        CLASS C

Effective Annual Percentage Rates          0.35%           1.00%          1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares,
12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2003, were as follows:
                                            CLASS A      CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed    $6,892     $347,145        $5,753
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES             SALES

U.S. government securities                        $78,368,124      $130,903,292
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)     $426,921,247      $392,643,837
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $369,056,595
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $20,304,808
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (4,943,064)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $15,361,744
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 10/31/03                 Year ended 10/31/02
                                           SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                               7,567,850        $49,531,911        6,952,138        $43,689,546
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,321,769          8,588,972        1,370,803          8,618,359
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (8,643,657)       (56,501,924)      (8,601,396)       (53,875,155)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                     245,962         $1,618,959         (278,455)       $(1,567,250)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               5,148,028        $33,175,157        4,266,529        $26,481,564
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               845,214          5,431,058          947,374          5,894,289
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (7,450,870)       (48,077,748)      (7,102,808)       (44,135,182)
-----------------------------------------------------------------------------------------------------------
Net decrease                             (1,457,628)       $(9,471,533)      (1,888,905)      $(11,759,329)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               2,303,782        $14,947,512        1,293,882         $8,018,284
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               206,996          1,324,544          244,212          1,513,965
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,179,827)       (13,993,479)      (2,097,550)       (12,980,821)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                     330,951          $2,278,577        (559,456)       $(3,448,572)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 720,482         $4,702,562          616,584         $3,879,162
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                91,637            595,677          105,719            665,382
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (959,003)        (6,199,434)        (703,212)        (4,415,386)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                    (146,884)         $(901,195)          19,091           $129,158
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended October 31, 2003, was $2,720. The fund had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options and forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

------------
SALES
------------
                        CONTRACTS TO                              NET UNREALIZED
                          DELIVER/      IN EXCHANGE    CONTRACTS    APPRECIATION
  SETTLEMENT DATE         RECEIVE          FOR         AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------
         11/03/03  AUD    2,285,056     $1,607,780      $1,617,650      $(9,870)
11/03/03-01/13/04  CAD    9,448,327      7,010,668       7,152,149     (141,481)
         12/17/03  DKK   19,195,755      3,017,394       2,994,257       23,137
11/03/03-01/20/04  EUR   81,244,308     94,854,816      94,228,808      626,008
11/03/03-01/13/04  GBP    2,137,094      3,557,151       3,621,903      (64,752)
11/03/03-12/17/03  NZD    9,743,239      5,801,173       5,950,386     (149,213)
11/03/03-01/13/04  SEK   14,162,444      1,809,163       1,811,038       (1,875)
                                      ------------    ------------    ---------
                                      $117,658,145    $117,376,191     $281,954
                                      ============    ============    =========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

------------
PURCHASES
------------

11/03/03-01/13/04  AUD    4,519,805     $3,089,075      $3,187,639      $98,564
11/03/03-12/17/03  CAD    6,144,177      4,647,001       4,656,302        9,301
         12/17/03  DKK    4,850,190        767,058         756,559      (10,499)
11/03/03-01/13/04  EUR   43,877,866     51,324,847      50,930,837     (394,010)
11/03/03-01/13/04  GBP    2,330,947      3,890,650       3,948,836       58,186
         11/03/03  NZD    4,871,620      2,983,867       2,982,625       (1,242)
         11/03/03  SEK    5,710,844        739,747         731,566       (8,181)
                                      ------------    ------------    ---------
                                       $67,442,245     $67,194,364    $(247,881)
                                      ============    ============    =========
-------------------------------------------------------------------------------

At October 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At October 31, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting less than 1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                 SHARE/
                                   DATE OF    PRINCIPAL
DESCRIPTION                    ACQUISITION       AMOUNT        COST        VALUE

DLJ Mortgage Acceptance Corp.      3/01/98    1,054,881    $660,290   $1,054,586
--------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to November 1, 2001, the fund did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $289,216 reduction in cost of securities and a corresponding $289,216 increase in net unrealized depreciation, based on securities held by the fund on November 1, 2001.

The effect of this change for the year ended October 31, 2002 was to decrease net investment income by $7,632, increase net unrealized depreciation by $196,211, and decrease net realized losses by $203,843. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

(10) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VIII and Shareholders of
MFS Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Income Fund (the Fund) (one of the portfolios constituting MFS Series Trust VIII), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Strategic Income Fund at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 12, 2003

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VIII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior         Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington
                                                         Funds, Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Manhattan Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGER                                        Ernst & Young LLP
Bernard Scozzafava(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended October 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 0.73%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MFO-ANN-12/03 30M

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

[graphic omitted]

MFS(R) GLOBAL GROWTH FUND

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) GLOBAL GROWTH FUND

The fund seeks to provide capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

               ---------------------------------------------------
               To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
               ---------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              25
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     35
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      44
----------------------------------------------------
TRUSTEES AND OFFICERS                             45
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       47
----------------------------------------------------
FEDERAL TAX INFORMATION                           48
----------------------------------------------------
CONTACT INFORMATION                               49
----------------------------------------------------
ASSET ALLOCATION                                  50

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies' customers and competitors

o   developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period that ended October 31, 2003, began with a short global rally in October and November of 2002 and a longer rally that lasted from March 2003 through the end of the period. Both were led by gains in technology stocks. In between the two, global markets retreated somewhat because of investor concerns about geopolitical tensions and mixed economic signals.

The high degree of global stock market correlation during the period was unusual. In the past, strength in one region's stock market usually resulted in another region's weakness. In our view, the 2002-2003 global market moves, with the exception of Asia and China, were driven by the impact of the U.S. recession and this country's exit from that recession.

FUND POSITIONING

Our analysts favored the developed overseas and emerging markets. Although analysts saw similar growth potential from U.S. stocks, they were more attracted to the lower valuations they found abroad. As a result, the fund was overweighted in developed overseas markets and significantly overweighted in emerging markets in comparison to its benchmark.

------------------------------------------------
TOP 5 SECTORS AS OF 10/31/03

FINANCIAL SERVICES                         18.8%
------------------------------------------------
TECHNOLOGY                                 14.9%
------------------------------------------------
HEALTH CARE                                11.1%
------------------------------------------------
UTILITIES AND COMMUNICATIONS               10.7%
------------------------------------------------
LEISURE                                     9.3%
------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
------------------------------------------------

DETRACTORS FROM PERFORMANCE

In late 2002, when the global markets were retreating, we were concerned about banks that were large corporate lenders as well as those that had exposure to world stock markets. We chose more conservatively positioned banks that served local markets. However, those defensive investment selections among financial stocks in late 2002 hurt performance when the markets turned up in March 2003 and the banks we had avoided, particularly those of Germany and Japan, rebounded sharply.

Leisure sector performance from educational publisher Reed Elsevier, video game maker Sega, and broadcaster Viacom also held back fund returns for the period. Reed Elsevier's stock declined as investors worried about the strength of the company's U.S. textbook business because of cuts made to education budgets in the United States. Sega's lower-than-expected 2002 game sales and its intention to buy a competitor caused investors to push down its stock price. The fund no longer owns Sega stock. Viacom's stock price declined when local radio advertising revenues did not rise as much as investors had hoped when 2003 began.

Although the fund's technology holdings performed well in absolute terms for the period, those holdings underperformed those of our benchmark, the MSCI All Country World Free Index, and, therefore, detracted from relative results. Being underweighted in Intel, whose stock soared over the period, hurt our performance in the sector. In addition, Norwegian videoconferencing company Tandberg was a significant disappointment. When the firm announced that it would not meet growth expectations, its stock price fell. The fund no longer owns this stock.

Other detractors included pharmaceutical manufacturers Novartis and Aventis. Both companies faced increased competition from generic drug companies, which became a concern for investors. Aventis stock was sold from the portfolio during the period. The stock of medical devices company Jomed plummeted when the company admitted that it had booked revenues for products it hadn't sold. The fund no longer owns this stock. The performance of Swiss agrichemical company Syngenta continued to suffer from the greater-than-expected impact on earnings of a weak U.S. dollar.

CONTRIBUTORS TO PERFORMANCE

The utilities and communications, energy, and basic materials sectors were the leading contributors to relative performance for the period. Chinese power company Huaneng Power and Japanese telecommunications company KDDI delivered strong returns. Huaneng's stock price climbed as Chinese demand for power continued to expand. KDDI's stock price rose as a result of its cost-cutting efforts and investors' apparent focus on the company's potential for better profit margins.

In general, energy stocks, particularly oil producers, benefited from a favorable pricing environment. Our exposure to emerging markets energy companies provided an added boost to performance. Additionally, our holding in ADRs (American Depositary Receipts) of Brazilian company Petroleo Brasileiro benefited from a strong rebound in Brazilian stocks when that country's new president proved to be more friendly to business than many had thought he would be.

The fund's basic materials holdings in metals and mining companies performed particularly well, as might be expected in a recovering economic climate. Companies located in Great Britain, Australia, South Africa, Russia, and Brazil experienced a surge in demand for their products when the global economy began to expand. Strong performers for the metals and mining group included diversified mining companies Anglo American, BHP Billiton, and Companhia Vale Do Rio Doce.

Individual performance contributors included Denway Motors, Stanley Electric, and Fujikura. Chinese automobile manufacturer Denway Motors had a hard time keeping up with demand from cash-paying customers. (Denway makes Hondas for the Chinese market.) Japanese electronics company Stanley Electric continued to benefit from increased usage of their lighting products in cell phones, computers and automobiles.

Fujikura is a Japanese company that makes flexible digital circuitry used in flip phones, lap top computers, digital cameras, and DVD players. Revenues from this previously overlooked side of Fujikura's business have soared and dramatically boosted the company's stock price.

    Respectfully,

/s/ David A. Antonelli                 /s/ Nicholas D. Smithie

    David A. Antonelli                     Nicholas D. Smithie
    Director of Global Equity Research     Portfolio Manager

Effective October 31, 2003, the fund experienced a change in portfolio management and the portfolio managers of the fund are now Barry P. Dargan and Nicholas D. Smithie. Members of the team may change from time to time, and a current list of team members is available on the MFS website at mfs.com.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the Director and the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR THE MOST CURRENT PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, November 18, 1993, through October 31, 2003. Index information is from December 1, 1993.)

                      MFS Global Growth        MSCI All Country
                       Fund -- Class A         World Free Index
          ------------------------------------------------------
          11/93          $ 9,425                 $10,000
          10/95           11,564                  12,447
          10/97           15,414                  16,736
          10/99           20,868                  23,839
          10/01           18,343                  17,985
          10/03           19,976                  19,469

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr      3-yr       5-yr      Life*
------------------------------------------------------------------------------
        A             11/18/1993        24.90%     -9.04%     5.75%      7.84%
------------------------------------------------------------------------------
        B             11/18/1993        24.08%     -9.70%     4.97%      7.03%
------------------------------------------------------------------------------
        C              1/03/1994        24.06%     -9.73%     4.96%      7.04%
------------------------------------------------------------------------------
        I              1/02/1997        25.27%     -8.84%     6.01%      8.04%
------------------------------------------------------------------------------
      R1**            12/31/2002        24.67%     -9.10%     5.71%      7.82%
------------------------------------------------------------------------------
      R2***           10/31/2003           N/A        N/A       N/A        N/A
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average global fund+                    23.54%     -6.83%     2.78%      7.55%
------------------------------------------------------------------------------
MSCI All Country World Free Index#      25.25%     -6.77%     0.58%      6.95%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

 Share class
------------------------------------------------------------------------------

        A                               17.72%    -10.82%     4.50%      7.20%
------------------------------------------------------------------------------
        B                               20.08%    -10.40%     4.70%      7.03%
------------------------------------------------------------------------------
        C                               23.06%     -9.73%     4.96%      7.04%
------------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                               24.90%    -24.75%    32.23%    111.95%
------------------------------------------------------------------------------
        B                               24.08%    -26.37%    27.48%     96.53%
------------------------------------------------------------------------------
        C                               24.06%    -26.43%    27.41%     96.88%
------------------------------------------------------------------------------
        I                               25.27%    -24.24%    33.90%    115.80%
------------------------------------------------------------------------------
      R1**                              24.67%    -24.90%    31.98%    111.55%
------------------------------------------------------------------------------
      R2***                                N/A        N/A       N/A        N/A
------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, November 18, 1993, through October 31, 2003. Index information is from December 1, 1993.
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  #  Source: Standard & Poor's Micropal, Inc.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares. *** R2 shares commenced investment operations on October 31, 2003, therefore, no performance information is available.

INDEX DEFINITION

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD FREE INDEX - Measures the performance of developed and emerging market stock markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for class R1 and I shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for class C shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.7%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 65.4%
-----------------------------------------------------------------------------------------------------
Argentina - 0.3%
-----------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones S.A. (Real Estate)                   18,000              $187,200
-----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                         48,100             1,308,320
-----------------------------------------------------------------------------------------------------
                                                                                           $1,495,520
-----------------------------------------------------------------------------------------------------
Australia - 1.0%
-----------------------------------------------------------------------------------------------------
APN News & Media Ltd. (Printing & Publishing)*                          105,240              $293,631
-----------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd. (Banks &
Credit Companies)*                                                      185,630             2,339,880
-----------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                      254,920               653,488
-----------------------------------------------------------------------------------------------------
The News Corp., Ltd. (Broadcast & Cable TV)*                            136,355             1,211,826
-----------------------------------------------------------------------------------------------------
                                                                                           $4,498,825
-----------------------------------------------------------------------------------------------------
Austria - 0.4%
-----------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Companies)                                                        16,660            $1,839,722
-----------------------------------------------------------------------------------------------------

Belgium - 0.6%
-----------------------------------------------------------------------------------------------------
Fortis (Banks & Credit Companies)                                       154,790            $2,747,904
-----------------------------------------------------------------------------------------------------

Bermuda - 0.3%
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                     26,250              $945,000
-----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                               5,410               375,995
-----------------------------------------------------------------------------------------------------
                                                                                           $1,320,995
-----------------------------------------------------------------------------------------------------
Brazil - 1.8%
-----------------------------------------------------------------------------------------------------
Banco Bradesco S.A. (Banks & Credit Companies)                      162,799,000              $688,371
-----------------------------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A. (Banks & Credit
Companies)                                                            9,322,000               764,899
-----------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes, ADR (Telephone Services)                   24,200               883,784
-----------------------------------------------------------------------------------------------------
Caemi Mineracao e Metalurgica S.A., Preferred (Metals &
Mining)                                                               1,160,000               339,814
-----------------------------------------------------------------------------------------------------
Companhia Siderurgica National (Metals & Mining)                         10,300               424,875
-----------------------------------------------------------------------------------------------------
Companhia Vale Do Rio Doce (Metals & Mining)                             43,300             1,980,975
-----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR (Energy - Integrated)                     146,950             3,453,333
-----------------------------------------------------------------------------------------------------
                                                                                           $8,536,051
-----------------------------------------------------------------------------------------------------

Canada - 1.7%
-----------------------------------------------------------------------------------------------------
Encana Corp. (Natural Gas - Pipeline)                                    46,920            $1,610,363
-----------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc. (Telephone Services)                     31,530               960,243
-----------------------------------------------------------------------------------------------------
Molson, Inc. (Alcoholic Beverages)                                       82,620             2,132,210
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                  168,700               750,715
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                             47,870             2,336,883
-----------------------------------------------------------------------------------------------------
                                                                                           $7,790,414
-----------------------------------------------------------------------------------------------------
China - 0.9%
-----------------------------------------------------------------------------------------------------
China Telecom Corp. (Telephone Services)                              3,318,000            $1,099,878
-----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric
Power)                                                                1,190,000             1,822,992
-----------------------------------------------------------------------------------------------------
PetroChina Co., Ltd. (Energy - Integrated)                            3,176,000             1,155,020
-----------------------------------------------------------------------------------------------------
                                                                                           $4,077,890
-----------------------------------------------------------------------------------------------------
Croatia - 0.1%
-----------------------------------------------------------------------------------------------------
Pliva D.D., GDR (Pharmaceuticals)                                        21,400              $318,357
-----------------------------------------------------------------------------------------------------

Denmark - 0.5%
-----------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Companies)                                  127,860            $2,576,373
-----------------------------------------------------------------------------------------------------

Finland - 0.3%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)                         69,800            $1,185,902
-----------------------------------------------------------------------------------------------------

France - 4.9%
-----------------------------------------------------------------------------------------------------
Axa (Insurance)                                                         107,800            $2,040,128
-----------------------------------------------------------------------------------------------------
BNP Paribas S.A. (Banks & Credit Companies)                              39,700             2,083,435
-----------------------------------------------------------------------------------------------------
Cap Gemini S.A. (Computer Software - Systems)                            24,100             1,212,990
-----------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)                         103,100             2,186,998
-----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecommunications - Wireline)                     172,810             4,177,348
-----------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)                                 12,540             1,856,346
-----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                 50,060             3,095,007
-----------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcast & Cable TV)                    24,666               738,873
-----------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                  114,970             1,842,106
-----------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Energy - Independent)                          24,040             3,731,788
-----------------------------------------------------------------------------------------------------
                                                                                          $22,965,019
-----------------------------------------------------------------------------------------------------

Germany - 2.6%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                101,270            $4,050,616
-----------------------------------------------------------------------------------------------------
Celanese AG (Specialty Chemicals)                                        44,290             1,539,088
-----------------------------------------------------------------------------------------------------
Hypo Real Estate (Real Estate)*                                          65,300             1,137,249
-----------------------------------------------------------------------------------------------------
Linde AG (Specialty Chemicals)                                           33,720             1,544,492
-----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                   6,089             2,987,063
-----------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                  13,824               715,686
-----------------------------------------------------------------------------------------------------
                                                                                          $11,974,194
-----------------------------------------------------------------------------------------------------
Hong Kong - 0.9%
-----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Telecommunications -
Wireless)                                                               750,500            $2,130,346
-----------------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                       597,000             1,125,908
-----------------------------------------------------------------------------------------------------
Denway Motors, Ltd. (Automotive)                                        612,000               504,222
-----------------------------------------------------------------------------------------------------
Hong Kong & China Gas Ltd. (Natural Gas - Distribution)                 280,000               387,487
-----------------------------------------------------------------------------------------------------
                                                                                           $4,147,963
-----------------------------------------------------------------------------------------------------
Hungary - 0.7%
-----------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR (Pharmaceuticals)                                4,800              $493,615
-----------------------------------------------------------------------------------------------------
Magyar Tavkozlesi RT., ADR (Telephone Services)                          41,700               756,438
-----------------------------------------------------------------------------------------------------
OTP Bank (Banks & Credit Companies)*                                     81,120             1,991,496
-----------------------------------------------------------------------------------------------------
                                                                                           $3,241,549
-----------------------------------------------------------------------------------------------------
India - 1.1%
-----------------------------------------------------------------------------------------------------
Bharti Tele Venture (Telephone Services)                                460,200              $917,455
-----------------------------------------------------------------------------------------------------
Gujarat Ambuja Cem (Construction)                                        75,900               423,211
-----------------------------------------------------------------------------------------------------
Hero Honda Motors Ltd. (Automotive)                                     103,300               805,635
-----------------------------------------------------------------------------------------------------
Hindustan Petroleum Corp., Ltd. (Energy - Independent)                   45,300               329,055
-----------------------------------------------------------------------------------------------------
ICICI Bank Ltd., ADR (Banks & Credit Companies)                          50,892               646,329
-----------------------------------------------------------------------------------------------------
ICICI Banking (Banks & Credit Companies)                                 74,300               406,748
-----------------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Energy - Independent)                          99,460             1,067,242
-----------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)                     28,880               341,755
-----------------------------------------------------------------------------------------------------
                                                                                           $4,937,430
-----------------------------------------------------------------------------------------------------

Indonesia - 0.6%
-----------------------------------------------------------------------------------------------------
Bank Rakyat (Banks & Credit Companies)*                               1,273,500              $138,644
-----------------------------------------------------------------------------------------------------
PT Astra International Tbk (Automotive)                                 565,000               289,266
-----------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk (Banks & Credit Companies)*                  1,066,000               442,258
-----------------------------------------------------------------------------------------------------
PT Bank Mandiri (Banks & Credit Companies)*                           4,005,500               447,858
-----------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk (Tobacco)                              453,000               231,925
-----------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Telephone Services)                      1,713,500             1,210,028
-----------------------------------------------------------------------------------------------------
                                                                                           $2,759,979
-----------------------------------------------------------------------------------------------------
Ireland - 0.3%
-----------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Companies)*                 126,879            $1,528,857
-----------------------------------------------------------------------------------------------------

Israel - 0.3%
-----------------------------------------------------------------------------------------------------
Bank Hapoalim (Banks & Credit Companies)*                               201,000              $423,652
-----------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Computer
Software)*                                                               44,600               757,754
-----------------------------------------------------------------------------------------------------
Koor Industries (Conglomerates)*                                          9,800               258,469
-----------------------------------------------------------------------------------------------------
                                                                                           $1,439,875
-----------------------------------------------------------------------------------------------------
Italy - 0.2%
-----------------------------------------------------------------------------------------------------
Ras (Insurance)                                                          65,870            $1,027,870
-----------------------------------------------------------------------------------------------------

Japan - 9.1%
-----------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Banks & Credit Companies)                 22,200            $1,026,228
-----------------------------------------------------------------------------------------------------
Alps Electric Co. (Electronics)                                          62,000             1,037,744
-----------------------------------------------------------------------------------------------------
Bridgestone Corp. (Automotive)                                          126,000             1,647,807
-----------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                   355,000             3,301,426
-----------------------------------------------------------------------------------------------------
Chiba Bank (Banks & Credit Companies)                                   276,000             1,185,614
-----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                       189,600             2,696,518
-----------------------------------------------------------------------------------------------------
Citizen Electronic (Electronics)                                         11,500             1,075,742
-----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Banks & Credit Companies)                       52,800             1,102,897
-----------------------------------------------------------------------------------------------------
Fujikura Ltd. (Electrical Equipment)                                    340,000             2,041,050
-----------------------------------------------------------------------------------------------------
Heiwa Corp (Leisure & Toys)                                              32,400               468,448
-----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                       86,100             3,393,643
-----------------------------------------------------------------------------------------------------
Ibiden Co. (Electronics)                                                 59,000               819,817
-----------------------------------------------------------------------------------------------------
Impact 21 Co. (Business Services)                                         5,900                92,002
-----------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd. (Telephone Services)                       856             2,557,660
-----------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                             225             1,219,916
-----------------------------------------------------------------------------------------------------
Kibun Food Chemifa (Food & Non Alcoholic Beverages)                      33,000               331,768
-----------------------------------------------------------------------------------------------------
Lawson, Inc. (Specialty Stores)                                          14,100               537,826
-----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Electronics)                            89,000             1,632,731
-----------------------------------------------------------------------------------------------------
Nippon Oil Corp. (Energy - Independent)                                 254,000             1,252,584
-----------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co., Ltd. (Specialty Stores)                          24,100               722,278
-----------------------------------------------------------------------------------------------------
Round One Corp. (Entertainment)                                             257               527,491
-----------------------------------------------------------------------------------------------------
Round One Corp. (Entertainment)*(S)(S)                                      237               477,831
-----------------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                           5,300               190,609
-----------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                189,700             4,031,405
-----------------------------------------------------------------------------------------------------
Sumitomo Bakelite (Specialty Chemicals)                                 157,000               962,447
-----------------------------------------------------------------------------------------------------
Tamron Co. (Special Products & Services)                                 13,000               726,092
-----------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                   90,000             1,439,379
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas - Distribution)                      1,134,000             3,882,645
-----------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Consumer Goods & Services)                              21,500             1,001,680
-----------------------------------------------------------------------------------------------------
Yamaha Corp. (Leisure & Toys)                                            65,500             1,317,614
-----------------------------------------------------------------------------------------------------
                                                                                          $42,700,892
-----------------------------------------------------------------------------------------------------
Malaysia - 0.4%
-----------------------------------------------------------------------------------------------------
BAT Malaysia (Tobacco)                                                   34,000              $373,553
-----------------------------------------------------------------------------------------------------
IOI Corp. (Specialty Chemicals)                                         232,000               464,000
-----------------------------------------------------------------------------------------------------
Resorts World Berhad (Gaming & Lodging)                                 102,000               295,263
-----------------------------------------------------------------------------------------------------
Sime Darby Berhad (Conglomerates)                                       321,700               474,084
-----------------------------------------------------------------------------------------------------
TA Enterprise Berhad (Brokerage & Asset Managers)                     1,078,400               286,627
-----------------------------------------------------------------------------------------------------
                                                                                           $1,893,527
-----------------------------------------------------------------------------------------------------
Mexico - 2.1%
-----------------------------------------------------------------------------------------------------
Alfa S.A., "A" (Conglomerates)                                          111,800              $317,912
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications -
Wireless)                                                                45,340             1,079,092
-----------------------------------------------------------------------------------------------------
Apasco S.A. (Construction)                                              124,100               929,067
-----------------------------------------------------------------------------------------------------
Controladora Comercial Mexicana, S.A. de C.V. (General
Merchandise)                                                            271,900               226,419
-----------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Construction)*                       80,200               430,730
-----------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Specialty Stores)                           68,100               338,653
-----------------------------------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V. (Banks &
Credit Companies)*                                                    1,261,900             1,071,360
-----------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa, S.A. de C.V. (Banks & Credit
Companies)                                                              380,300               426,376
-----------------------------------------------------------------------------------------------------
Grupo Modelo, S.A. de C.V. (Alcoholic Beverages)                        134,100               337,069
-----------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V. (Consumer Goods &
Services)                                                               207,660               503,191
-----------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A., ADR (Telephone Services)                      108,740             3,495,991
-----------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Broadcast & Cable TV)                      63,900               516,951
-----------------------------------------------------------------------------------------------------
                                                                                           $9,672,811
-----------------------------------------------------------------------------------------------------
Netherlands - 1.6%
-----------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Brokerage & Asset Managers)*                      80,880            $1,694,999
-----------------------------------------------------------------------------------------------------
Fugro N.V. (Oil Services)*                                               11,178               561,308
-----------------------------------------------------------------------------------------------------
IHC Caland N.V. (Oil Services)*                                          12,200               519,849
-----------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telephone Services)                               235,980             1,791,860
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                    32,200               857,808
-----------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                        63,691             1,937,450
-----------------------------------------------------------------------------------------------------
                                                                                           $7,363,274
-----------------------------------------------------------------------------------------------------
Norway - 0.2%
-----------------------------------------------------------------------------------------------------
Gjensidige NOR ASA (Banks & Credit Companies)                            28,430            $1,163,815
-----------------------------------------------------------------------------------------------------

Philippines - 0.1%
-----------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co., ADR (Telephone
Services)                                                                33,000              $455,892
-----------------------------------------------------------------------------------------------------

Russia - 1.1%
-----------------------------------------------------------------------------------------------------
JSC Mining & Smelting Company Norilsk Nickel, ADR (Metals
& Mining)                                                                29,190            $1,509,123
-----------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR (Energy - Integrated)                              18,240             1,482,912
-----------------------------------------------------------------------------------------------------
YUKOS Corp., ADR (Energy - Independent)                                  49,487             2,286,299
-----------------------------------------------------------------------------------------------------
                                                                                           $5,278,334
-----------------------------------------------------------------------------------------------------
Singapore - 1.4%
-----------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Telecommunications - Wireless)                     663,000              $518,252
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                3,748,300             3,705,535
-----------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Companies)                    288,000             2,251,229
-----------------------------------------------------------------------------------------------------
                                                                                           $6,475,016
-----------------------------------------------------------------------------------------------------

South Africa - 2.4%
-----------------------------------------------------------------------------------------------------
ABSA Group Ltd. (Banks & Credit Companies)                              131,470              $761,206
-----------------------------------------------------------------------------------------------------
African Bank Investments Ltd. (Banks & Credit Companies)                188,600               226,070
-----------------------------------------------------------------------------------------------------
Anglo American Platinum Corp., Ltd. (Precious Metals &
Minerals)                                                                26,030             1,115,690
-----------------------------------------------------------------------------------------------------
Barloworld Ltd (Conglomerates)                                           49,100               426,609
-----------------------------------------------------------------------------------------------------
Bidvest Group (Conglomerates)                                            34,700               211,751
-----------------------------------------------------------------------------------------------------
Firstrand Ltd. (Banks & Credit Companies)                               661,800               783,668
-----------------------------------------------------------------------------------------------------
Harmony Gold Mining (Precious Metals & Minerals)                         23,300               358,847
-----------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)               33,570             3,089,907
-----------------------------------------------------------------------------------------------------
MTN Group Ltd. (Telecommunications - Wireless)                          185,900               667,151
-----------------------------------------------------------------------------------------------------
Murray & Roberts Holdings (Engineering - Construction)                  122,900               211,601
-----------------------------------------------------------------------------------------------------
Sasol Ltd. (Energy - Integrated)                                        108,000             1,412,257
-----------------------------------------------------------------------------------------------------
Standard Bank Investment Corp., Ltd. (Banks & Credit
Companies)                                                              252,300             1,224,732
-----------------------------------------------------------------------------------------------------
Telkom Group Ltd. (Telephone Services)                                   71,800               558,118
-----------------------------------------------------------------------------------------------------
                                                                                          $11,047,607
-----------------------------------------------------------------------------------------------------
South Korea - 4.3%
-----------------------------------------------------------------------------------------------------
Daewoo Motor Sales (Automotive)                                          52,650              $323,863
-----------------------------------------------------------------------------------------------------
Hana Bank (Banks & Credit Companies)                                     36,100               628,357
-----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                     91,620             3,054,000
-----------------------------------------------------------------------------------------------------
Kia Motors Corp. (Automotive)                                            44,900               314,888
-----------------------------------------------------------------------------------------------------
Korea Exchange Bank (Banks & Credit Companies)                           52,280               215,349
-----------------------------------------------------------------------------------------------------
KT Corp. (Telephone Services)                                            38,500               758,835
-----------------------------------------------------------------------------------------------------
KT&G Corp. (Tobacco)                                                     43,340               834,940
-----------------------------------------------------------------------------------------------------
KT&G Corp., GDR (Tobacco)*                                              137,900             1,328,308
-----------------------------------------------------------------------------------------------------
LG Chemical Ltd. (Specialty Chemicals)                                   17,020               683,101
-----------------------------------------------------------------------------------------------------
LG Electronics Inc. (Furniture & Appliances)                             15,600               808,010
-----------------------------------------------------------------------------------------------------
POSCO (Metals & Mining)                                                  53,580             1,552,748
-----------------------------------------------------------------------------------------------------
Samsung Corp. (Business Services)                                        29,820               220,217
-----------------------------------------------------------------------------------------------------
Samsung Electro Mechanics Co. Ltd. (Electronics)                          9,970               337,809
-----------------------------------------------------------------------------------------------------
Samsung Electronics (Electronics)                                        14,650             5,817,913
-----------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)                    11,790               673,430
-----------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Specialty Stores)                                    4,200               842,839
-----------------------------------------------------------------------------------------------------
SK Telecom Co., Ltd. (Telecommunications - Wireless)                      8,750             1,545,205
-----------------------------------------------------------------------------------------------------
                                                                                          $19,939,812
-----------------------------------------------------------------------------------------------------

Spain - 0.8%
-----------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                   35,020              $848,168
-----------------------------------------------------------------------------------------------------
Antena 3 TV (Leisure & Toys)*                                               828                27,014
-----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                    244,779             3,040,948
-----------------------------------------------------------------------------------------------------
                                                                                           $3,916,130
-----------------------------------------------------------------------------------------------------
Sweden - 1.5%
-----------------------------------------------------------------------------------------------------
Alfa Laval (Machinery & Tools)                                          119,470            $1,576,566
-----------------------------------------------------------------------------------------------------
Atlas Copco AB (Machinery & Tools)                                       47,700             1,674,499
-----------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (Specialty Stores)                                  122,100             2,588,985
-----------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)*                                             149,060             1,212,693
-----------------------------------------------------------------------------------------------------
                                                                                           $7,052,743
-----------------------------------------------------------------------------------------------------
Switzerland - 4.5%
-----------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Companies)                           52,580            $1,849,568
-----------------------------------------------------------------------------------------------------
Givaudan S.A. (Consumer Goods & Services)                                 1,880               846,144
-----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non Alcoholic Beverages)                             10,494             2,306,632
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                           168,610             6,416,395
-----------------------------------------------------------------------------------------------------
Roche Holdings AG (Pharmaceuticals)                                      33,120             2,736,167
-----------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                  32,206             1,722,806
-----------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical Equipment)                                 1,013               928,517
-----------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                        71,591             4,388,966
-----------------------------------------------------------------------------------------------------
                                                                                          $21,195,195
-----------------------------------------------------------------------------------------------------
Taiwan - 2.0%
-----------------------------------------------------------------------------------------------------
Ambit Microsystems Corp. (Network & Telecommunications)                 140,000              $383,731
-----------------------------------------------------------------------------------------------------
Asustek Computer, Inc. (Personal Computers & Peripherals)               171,625               409,715
-----------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. (Banks & Credit Companies)                 318,000               524,845
-----------------------------------------------------------------------------------------------------
China Development Finanical Holding Corp. (Banks & Credit
Companies)                                                              527,000               227,543
-----------------------------------------------------------------------------------------------------
China Motor Co. (Automotive)                                              5,300                10,075
-----------------------------------------------------------------------------------------------------
China Steel Corp. (Metals & Mining)                                     535,000               432,037
-----------------------------------------------------------------------------------------------------
China Trust Financial Holdings Co., Ltd. (Banks & Credit
Companies)                                                              999,510             1,039,867
-----------------------------------------------------------------------------------------------------
Evergreen Marine Corp. (Railroad & Shipping)                            562,460               493,997
-----------------------------------------------------------------------------------------------------
Formosa Plastic Corp. (Specialty Chemicals)                                  36                    55
-----------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Personal Computers
& Peripherals)                                                          220,800               989,142
-----------------------------------------------------------------------------------------------------
MediaTek, Inc. (Electronics)                                             47,950               494,621
-----------------------------------------------------------------------------------------------------
Mega Financial Holding Co. (Banks & Credit Companies)                 1,567,000               969,850
-----------------------------------------------------------------------------------------------------
Nan Ya Plastics Corp. (Specialty Chemicals)                             650,820               868,911
-----------------------------------------------------------------------------------------------------
President Chain Store Corp. (Food & Drug Stores)                        306,000               473,475
-----------------------------------------------------------------------------------------------------
Quanta Computer (Computer Software - Systems)                            82,000               223,549
-----------------------------------------------------------------------------------------------------
United Microelectronics Corp. (Electronics)                           2,048,736             1,877,857
-----------------------------------------------------------------------------------------------------
                                                                                           $9,419,270
-----------------------------------------------------------------------------------------------------
Thailand - 0.6%
-----------------------------------------------------------------------------------------------------
Bangkok Bank (Banks & Credit Companies)                                 224,000              $524,846
-----------------------------------------------------------------------------------------------------
BEC World Public Co., Ltd. PLC (Broadcast & Cable TV)                    71,900               436,031
-----------------------------------------------------------------------------------------------------
Krung Thai Bank PLC (Banks & Credit Companies)                        1,976,800               440,885
-----------------------------------------------------------------------------------------------------
PTT Exploration and Production Public Co., Ltd. (Energy -
Independent)                                                            108,400               510,693
-----------------------------------------------------------------------------------------------------
Siam Cement Co. (Construction)                                          109,300               619,015
-----------------------------------------------------------------------------------------------------
Siam Commercial Bank Public Co., Ltd. (Banks & Credit
Companies)                                                              313,100               323,653
-----------------------------------------------------------------------------------------------------
                                                                                           $2,855,123
-----------------------------------------------------------------------------------------------------
United Kingdom - 13.8%
-----------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)*                                   214,140            $4,379,839
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                                 237,460            11,147,298
-----------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                  287,053             2,353,811
-----------------------------------------------------------------------------------------------------
Barclays (Banks & Credit Companies)*                                    335,180             2,825,189
-----------------------------------------------------------------------------------------------------
BG Group PLC (Energy - Independent)                                     461,150             2,101,860
-----------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                      236,680             1,857,467
-----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Energy - Integrated)                                 109,574             4,643,746
-----------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)               155,950             1,692,694
-----------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                       245,592             2,886,427
-----------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)                                                 241,200             1,147,422
-----------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Special Products & Services)            102,580               893,339
-----------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                              192,499             1,518,080
-----------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)*                                      573,938             2,749,771
-----------------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)*                                1,218,080             2,148,435
-----------------------------------------------------------------------------------------------------
Next PLC (General Merchandise)                                          106,273             2,126,758
-----------------------------------------------------------------------------------------------------
Old Mutual PLC (Banks & Credit Companies)                               741,400             1,285,668
-----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                      134,630             2,831,239
-----------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                               293,620             2,280,679
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)*            185,966             4,979,993
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)*                   2,654,750             5,571,625
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)                  56,416             1,193,198
-----------------------------------------------------------------------------------------------------
William Hill Organization Ltd. (Gaming & Lodging)                       156,400               899,186
-----------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)*                                  213,990             1,041,570
-----------------------------------------------------------------------------------------------------
                                                                                          $64,555,294
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $305,395,424
-----------------------------------------------------------------------------------------------------

U.S. Stocks - 32.3%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.3%
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    34,200            $1,585,512
-----------------------------------------------------------------------------------------------------

Airlines - 0.1%
-----------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                   33,700              $653,780
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.2%
-----------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                17,300              $673,835
-----------------------------------------------------------------------------------------------------

Banks & Credit Companies - 2.3%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                     32,480            $1,524,286
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                          65,377             3,098,870
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                               35,100             2,516,319
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                               29,900               740,025
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   64,680             1,931,992
-----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                     15,700               729,265
-----------------------------------------------------------------------------------------------------
                                                                                          $10,540,757
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.1%
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                             45,430            $2,805,757
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                         18,200             1,491,854
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                   11,900               649,502
-----------------------------------------------------------------------------------------------------
                                                                                           $4,947,113
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.9%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                       61,410            $2,506,756
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                      77,600             2,632,192
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                      44,200             1,693,744
-----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                                     77,100               777,939
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                      44,500             1,331,885
-----------------------------------------------------------------------------------------------------
                                                                                           $8,942,516
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
-----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 19,700              $934,174
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                27,530             2,585,067
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                42,680             2,526,656
-----------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                12,200               502,030
-----------------------------------------------------------------------------------------------------
                                                                                           $6,547,927
-----------------------------------------------------------------------------------------------------
Business Services - 1.4%
-----------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"*                                 25,300            $1,237,929
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       21,600               816,912
-----------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                            12,000               423,840
-----------------------------------------------------------------------------------------------------
Manpower, Inc.                                                           47,000             2,180,800
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                              58,560             1,642,608
-----------------------------------------------------------------------------------------------------
                                                                                           $6,302,089
-----------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                   21,440            $1,690,973
-----------------------------------------------------------------------------------------------------

Computer Software - 3.1%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                             38,000              $815,480
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                       18,800               261,320
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                      12,800               572,160
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         250,500             6,550,575
-----------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                            37,300               992,926
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                               58,500               814,905
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           187,160             2,238,434
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                  63,310             2,288,656
-----------------------------------------------------------------------------------------------------
                                                                                          $14,534,456
-----------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.9%
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                      58,800            $1,311,828
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    32,600             2,917,048
-----------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                               5,900               164,256
-----------------------------------------------------------------------------------------------------
                                                                                           $4,393,132
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                      31,100            $2,113,556
-----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                    30,500             1,622,295
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                     17,900             1,759,391
-----------------------------------------------------------------------------------------------------
                                                                                           $5,495,242
-----------------------------------------------------------------------------------------------------
Consumer Services - 0.4%
-----------------------------------------------------------------------------------------------------
Apollo Group, Inc.*                                                      13,600              $864,008
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                                  18,100               969,255
-----------------------------------------------------------------------------------------------------
                                                                                           $1,833,263
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                 120,900            $2,524,392
-----------------------------------------------------------------------------------------------------

Electronics - 2.9%
-----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                               306,000            $1,037,340
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                    59,280             2,627,883
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                              52,700             1,741,735
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  29,910             1,274,465
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                          28,530             1,418,226
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                               30,600             1,000,926
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                  21,770               898,883
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                  45,300             1,310,076
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                            74,900             2,374,330
-----------------------------------------------------------------------------------------------------
                                                                                          $13,683,864
-----------------------------------------------------------------------------------------------------
Entertainment - 1.4%
-----------------------------------------------------------------------------------------------------
InterActive Corp.*                                                       45,600            $1,673,976
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                        64,300             2,563,641
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                         101,200             2,291,168
-----------------------------------------------------------------------------------------------------
                                                                                           $6,528,785
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                                49,100            $1,727,338
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                             25,000               870,500
-----------------------------------------------------------------------------------------------------
                                                                                           $2,597,838
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            52,300            $2,500,986
-----------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.7%
-----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                           87,320            $1,783,947
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                            38,220             1,289,161
-----------------------------------------------------------------------------------------------------
                                                                                           $3,073,108
-----------------------------------------------------------------------------------------------------
General Merchandise - 1.6%
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                            50,180            $2,813,593
-----------------------------------------------------------------------------------------------------
Target Corp.                                                             56,760             2,255,642
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                    38,100             2,245,995
-----------------------------------------------------------------------------------------------------
                                                                                           $7,315,230
-----------------------------------------------------------------------------------------------------
Health Maintenance Organizations
-----------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., "A"*                                     3,100              $184,450
-----------------------------------------------------------------------------------------------------

Insurance - 0.6%
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                       36,800            $2,238,544
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                                   32,560               530,728
-----------------------------------------------------------------------------------------------------
                                                                                           $2,769,272
-----------------------------------------------------------------------------------------------------
Internet - 0.2%
-----------------------------------------------------------------------------------------------------
Ebay, Inc.*                                                              12,200              $682,468
-----------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.5%
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                       70,200            $1,758,510
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                  49,200               678,960
-----------------------------------------------------------------------------------------------------
                                                                                           $2,437,470
-----------------------------------------------------------------------------------------------------
Medical Equipment - 1.4%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                  25,500            $1,447,635
-----------------------------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group                                 30,700               708,556
-----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                               23,700               629,946
-----------------------------------------------------------------------------------------------------
Discovery Partners International*                                           120                   684
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                            17,100               872,271
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                          41,300             1,882,041
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                   36,100               793,478
-----------------------------------------------------------------------------------------------------
                                                                                           $6,334,611
-----------------------------------------------------------------------------------------------------

Oil Services - 0.3%
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                        32,700            $1,535,919
-----------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.5%
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                              67,420            $2,435,210
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 1.6%
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                    16,500              $830,445
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                             89,180             2,818,088
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                    53,900               823,053
-----------------------------------------------------------------------------------------------------
Wyeth                                                                    72,500             3,200,150
-----------------------------------------------------------------------------------------------------
                                                                                           $7,671,736
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                              25,500              $772,650
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                              28,900             1,417,545
-----------------------------------------------------------------------------------------------------
                                                                                           $2,190,195
-----------------------------------------------------------------------------------------------------
Restaurants - 0.8%
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                             31,900            $1,015,377
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                         44,600             1,115,446
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                 15,800               663,600
-----------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                         31,000               979,600
-----------------------------------------------------------------------------------------------------
                                                                                           $3,774,023
-----------------------------------------------------------------------------------------------------
Specialty Stores - 1.5%
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                         64,720            $2,399,171
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                         9,200               542,156
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                           31,700               811,837
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                           28,500               764,370
-----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                       76,200             1,599,438
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                   28,300               999,839
-----------------------------------------------------------------------------------------------------
                                                                                           $7,116,811
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                               142,500              $619,875
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.0%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    225,240            $4,725,535
-----------------------------------------------------------------------------------------------------

Trucking - 0.4%
-----------------------------------------------------------------------------------------------------
Fedex Corp.                                                              16,000            $1,212,160
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                              10,300               746,956
-----------------------------------------------------------------------------------------------------
                                                                                           $1,959,116
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $150,801,489
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $372,695,880)                                             $456,196,913
-----------------------------------------------------------------------------------------------------

Rights
-----------------------------------------------------------------------------------------------------
Australia & New Zeland Bank Group Ltd. (Banks & Credit
Companies)*                                                              33,750              $103,009
-----------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Companies)*                        103,100                25,138
-----------------------------------------------------------------------------------------------------
Total Rights (Identified Cost, $97,159)                                                      $128,147
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.9%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 10/31/03, due 11/03/03, total to be
received $8,572,743 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                                  $8,572            $8,572,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 6.1%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                    28,721,474           $28,721,474
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $410,086,513)                                        $493,618,534
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.7)%                                                   (26,640,977)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $466,977,557
-----------------------------------------------------------------------------------------------------
     * Non-income producing security.
(S)(S) When-issued security. At October 31, 2003, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS
Investments, at value, including $27,497,302 of securities
on loan (identified cost, $410,086,513)                           $493,618,534
-----------------------------------------------------------------------------------------------------
Cash                                                                     1,029
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $687,999)                 684,396
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      4,557,910
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        234,733
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      794,079
-----------------------------------------------------------------------------------------------------
Other assets                                                            10,244
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $499,900,925
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                   $3,399,675
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     709,017
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          28,721,474
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        11,624
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        1,421
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           6,390
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  73,767
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $32,923,368
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $466,977,557
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                   $658,499,436
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        83,519,182
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                             (274,806,356)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (234,705)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $466,977,557
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  29,783,251
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares
  Net assets                                                      $306,332,717
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                19,257,252
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.91
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.91)                                                  $16.88
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $129,229,246
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 8,473,888
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.25
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $24,777,355
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,639,786
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.11
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $6,248,677
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   387,784
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $16.11
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                          $384,570
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    24,226
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.87
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                            $4,992
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    314.54
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.87
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 10/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $8,409,484
-----------------------------------------------------------------------------------------------------
  Interest                                                             274,305
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (756,901)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $7,926,888
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,810,805
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                26,063
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      448,767
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               957,374
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,215,268
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               228,813
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  648
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    40,042
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        571,374
-----------------------------------------------------------------------------------------------------
  Printing                                                              89,622
-----------------------------------------------------------------------------------------------------
  Postage                                                               92,997
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         41,810
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             4,158
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        536,303
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $8,064,044
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (25,045)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by distributor                                (273,525)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $7,765,474
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $161,414
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $(10,127,883)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (279,799)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                             $(10,407,682)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $104,892,777
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          (28,499)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $104,864,278
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $94,456,596
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $94,618,010
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 10/31                                                  2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income (loss)                                         $161,414             $(2,335,921)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                      (10,407,682)            (95,406,005)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                       104,864,278              29,727,826
------------------------------------------------------------   --------------           -------------
Increase (decrease) in net assets from operations                 $94,618,010            $(68,014,100)
------------------------------------------------------------   --------------           -------------
Net decrease in net assets from fund share transactions          $(60,300,772)           $(86,716,358)
------------------------------------------------------------   --------------           -------------
Total increase (decrease) in net assets                           $34,317,238           $(154,730,458)
------------------------------------------------------------   --------------           -------------

NET ASSETS

At beginning of period                                           $432,660,319            $587,390,777
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $234,705 and $81,665, respectively)                           $466,977,557            $432,660,319
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 10/31

CLASS A                                           2003              2002              2001             2000            1999

Net asset value, beginning of period                $12.73            $14.60            $27.51          $23.20          $18.27
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment income (loss)(S)                     $0.04            $(0.01)           $(0.03)          $0.07          $(0.05)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     3.14             (1.86)            (6.91)           6.14            6.59
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total from investment operations                     $3.18            $(1.87)           $(6.94)          $6.21           $6.54
------------------------------------------------   -------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                         $--               $--            $(5.67)         $(1.90)         $(1.61)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                           --                --             (0.30)             --              --
----------------------------------------------------------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders           $--               $--            $(5.97)         $(1.90)         $(1.61)
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Net asset value, end of period                      $15.91            $12.73            $14.60          $27.51          $23.20
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total return (%)(+)                                  24.90&           (12.81)           (30.91)          27.22           38.13
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            1.59              1.57              1.52            1.45            1.48
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          0.30             (0.08)            (0.17)           0.26           (0.23)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      93               130               112             182             146
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $306,333          $269,893          $268,548        $389,664        $244,777
------------------------------------------------------------------------------------------------------------------------------

(S) The distributor voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $0.03            $(0.03)           $(0.05)          $0.04          $(0.07)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            1.69              1.67              1.62            1.55            1.58
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          0.20             (0.18)            (0.27)           0.16           (0.33)
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been 24.43%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS B                                           2003              2002              2001             2000            1999

Net asset value, beginning of period                $12.29            $14.21            $26.87          $22.73          $18.06
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment loss                                $(0.06)           $(0.13)           $(0.16)         $(0.14)         $(0.20)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     3.02             (1.79)            (6.74)           6.04            6.48
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total from investment operations                     $2.96            $(1.92)           $(6.90)          $5.90           $6.28
------------------------------------------------   -------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                         $--               $--            $(5.47)         $(1.76)         $(1.61)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                           --                --             (0.29)             --              --
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders           $--               $--            $(5.76)         $(1.76)         $(1.61)
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Net asset value, end of period                      $15.25            $12.29            $14.21          $26.87          $22.73
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total return (%)                                     24.08&           (13.51)           (31.39)          26.26           37.12
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                            2.34              2.32              2.27            2.20            2.23
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.47)            (0.89)            (0.92)          (0.47)          (0.99)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      93               130               112             182             146
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $129,229          $133,525          $268,518        $442,368        $330,542
------------------------------------------------------------------------------------------------------------------------------

 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been 23.52%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS C                                           2003              2002              2001             2000            1999

Net asset value, beginning of period                $12.18            $14.08            $26.74          $22.64          $17.99
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment loss                                $(0.06)           $(0.13)           $(0.16)         $(0.11)         $(0.20)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                     2.99             (1.77)            (6.70)           5.99            6.46
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total from investment operations                     $2.93            $(1.90)           $(6.86)          $5.88           $6.26
------------------------------------------------   -------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                         $--               $--            $(5.51)         $(1.78)         $(1.61)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                           --                --             (0.29)             --              --
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total distributions declared to shareholders           $--               $--            $(5.80)         $(1.78)         $(1.61)
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Net asset value, end of period                      $15.11            $12.18            $14.08          $26.74          $22.64
------------------------------------------------   -------      ------------      ------------     -----------     -----------
Total return (%)                                     24.06&           (13.49)           (31.45)          26.28           37.15
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                            2.34              2.32              2.27            2.20            2.23
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.47)            (0.91)            (0.92)          (0.39)          (0.99)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      93               130               112             182             146
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $24,777           $24,035           $44,241         $62,520         $26,120
------------------------------------------------------------------------------------------------------------------------------

 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 &  The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been 23.48%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 10/31

CLASS I                                          2003              2002              2001             2000            1999

Net asset value, beginning of period               $12.86            $14.71            $27.71          $23.33          $18.32
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

 Net investment income                              $0.07             $0.02             $0.01           $0.15           $0.00+++
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and foreign currency                    3.18             (1.87)            (6.97)           6.19            6.62
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Total from investment operations                    $3.25            $(1.85)           $(6.96)          $6.34           $6.62
------------------------------------------------   ------      ------------      ------------     -----------     -----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments and
 foreign currency transactions                        $--               $--            $(5.74)         $(1.96)         $(1.61)
------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                          --                --             (0.30)             --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $--               $--            $(6.04)         $(1.96)         $(1.61)
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Net asset value, end of period                     $16.11            $12.86            $14.71          $27.71          $23.33
------------------------------------------------   ------      ------------      ------------     -----------     -----------
Total return (%)                                    25.27&           (12.64)           (30.77)          27.56           38.55
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                           1.33              1.32              1.27            1.20            1.23
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.53              0.16              0.08            0.50            0.01
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     93               130               112             182             146
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $6,249            $5,207            $6,085          $9,003          $7,272
------------------------------------------------------------------------------------------------------------------------------

+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
  &  The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been 24.73%.

See notes to financial statements.

                                                                 PERIOD ENDED
                                                                    10/31/03*

CLASS R1**

Net asset value, beginning of period                                   $12.68
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                                                  $0.03
-----------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign currency    3.16
-----------------------------------------------------------------------------
Total from investment operations                                        $3.19
-----------------------------------------------------------------------------
Net asset value, end of period                                         $15.87
-----------------------------------------------------------------------------
Total return (%)                                                        25.16&++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                               1.78+
-----------------------------------------------------------------------------
Net investment income                                                    0.21+
-----------------------------------------------------------------------------
Portfolio turnover                                                         93
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $385
-----------------------------------------------------------------------------

 * For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
 + Annualized.
++ Not annualized. # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the period ended October 31, 2003 would have been 24.61%.
** Effective November 3, 2003, Class R shares have been renamed R1 shares.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. All other securities (other than short-term obligations), in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $6,515 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $18,530 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and wash sales.

The fund paid no distributions for the years ended October 31, 2003 and October 31, 2002.

During the year ended October 31, 2003 accumulated net investment loss increased by $314,454, accumulated net realized loss on investments and foreign currency transactions decreased by $506,837, and paid-in capital decreased by $192,383 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

As of October 31, 2003 the components of accumulated losses on a tax basis were as follows:

     Capital loss carryforward                             $(268,538,560)
     --------------------------------------------------------------------
     Unrealized appreciation                                  77,251,386
     --------------------------------------------------------------------
     Other temporary differences                                (234,705)
     --------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

     EXPIRATION DATE

     October 31, 2009                                      $(159,427,826)
     --------------------------------------------------------------------
     October 31, 2010                                        (95,953,969)
     --------------------------------------------------------------------
     October 31, 2011                                        (13,156,765)
     --------------------------------------------------------------------
     Total                                                 $(268,538,560)
     --------------------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

     First $1 billion of average net assets                  0.90%
     -------------------------------------------------------------
     Average net assets in excess of $1 billion              0.75%
     -------------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $363 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $3,124 for inactive trustees for the year ended October 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

     First $2 billion                                  0.0175%
     ---------------------------------------------------------
     Next $2.5 billion                                 0.0130%
     ---------------------------------------------------------
     Next $2.5 billion                                 0.0005%
     ---------------------------------------------------------
     In excess of $7 billion                           0.0000%
     ---------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services. No administrative service fee from class R2 shares were paid to MFS as of October 31, 2003.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $18,300 for the year ended October 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1 and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
October 31, 2003, amounted to:

                                                                         CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD                                              $21,135          $1,596            $965
------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the
Trust may determine.

Fees incurred under the distribution plan during the year ended October 31, 2003 were as follows:

                                                         CLASS A         CLASS B         CLASS C        CLASS R1

Effective Annual Percentage
Rates                                                      0.25%           1.00%           1.00%           0.50%
------------------------------------------------------------------------------------------------------------------

Class R2 shares, which commenced operations on October 31, 2003, did not incur any fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2003 were as follows:

                               CLASS A         CLASS B         CLASS C

Contingent Deferred Sales
Charges Imposed                 $6,372        $175,192          $1,795
------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $384,627,390 and $434,809,557, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                         $416,509,448
     --------------------------------------------------------------------
     Gross unrealized appreciation                           $79,648,940
     --------------------------------------------------------------------
     Gross unrealized depreciation                            (2,539,854)
     --------------------------------------------------------------------
     Net unrealized appreciation                             $77,109,086
     --------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          Year ended 10/31/03                  Year ended 10/31/02
                                      SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                            7,377,913         $97,892,732        13,019,511        $191,833,148
-------------------------------------------------------------------------------------------------------------
Shares reacquired                     (9,326,573)       (124,254,583)      (10,207,370)       (145,997,777)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (1,948,660)       $(26,361,851)        2,812,141         $45,835,371
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                            1,220,548         $16,201,349         1,720,834         $24,570,507
-------------------------------------------------------------------------------------------------------------
Shares reacquired                     (3,608,854)        (46,110,137)       (9,759,345)       (140,565,452)
-------------------------------------------------------------------------------------------------------------
Net decrease                          (2,388,306)       $(29,908,788)       (8,038,511)      $(115,994,945)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              251,742          $3,305,945           444,190          $6,428,494
-------------------------------------------------------------------------------------------------------------
Shares reacquired                       (585,201)         (7,462,333)       (1,612,991)        (22,918,492)
-------------------------------------------------------------------------------------------------------------
Net decrease                            (333,459)        $(4,156,388)       (1,168,801)       $(16,489,998)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               62,959            $858,135            70,251          $1,029,348
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (80,099)         (1,063,016)          (78,856)         (1,096,134)
-------------------------------------------------------------------------------------------------------------
Net decrease                             (17,140)          $(204,881)           (8,605)           $(66,786)
-------------------------------------------------------------------------------------------------------------

                                            Period ended 10/31/03*
                                          SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                               43,131            $556,217
-----------------------------------------------------------------------
Shares reacquired                        (18,905)           (230,101)
-----------------------------------------------------------------------
Net increase                              24,226            $326,116
-----------------------------------------------------------------------

                                           Period ended 10/31/03**
                                          SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                                  315              $5,020
-----------------------------------------------------------------------
 * For the period from the commencement of Class R1 shares, December 31, 2002, through October 31, 2003.
** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended October 31, 2003 was $2,939. The fund had no borrowings during the year.

(7) SUBSEQUENT EVENT

The fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 days following the acquisition (either by purchase or exchange) of fund shares made on or after December 8, 2003. See prospectus for details.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VIII and Shareholders of
MFS Global Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Growth Fund (one of the series comprising MFS Series Trust VIII) (the "Trust"), as of October 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Global Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 18, 2003

----------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust VIII, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years'
duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                         ABBY M. O'NEILL (born 04/27/28)
Chairman                                                     Trustee
Massachusetts Financial Services Company,                    Private investor; Rockefeller Financial Services, Inc.
Chairman                                                     (investment advisers), Chairman and
                                                             Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                        LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                    Trustee
Chief Executive Officer and Director                         Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                            WILLIAM J. POORVU (born 04/10/35)
Trustee                                                      Trustee
Massachusetts Financial Services Company,                    Private investor; Harvard University Graduate School
President, Chief Investment Officer and Director             of Business Administration, Class of 1961 Adjunct
                                                             Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                         CBL & Associates Properties, Inc. (real estate
                                                             investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                      J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac               Trustee
Surgery; Harvard Medical School, Professor of Surgery        Insight Resources, Inc. (acquisition planning
                                                             specialists), President; Wellfleet Investments (investor
WILLIAM R. GUTOW (born 09/27/41)                             in health care companies), Managing General Partner
Trustee                                                      (since 1993); Cambridge Nutraceuticals (professional
Private investor and real estate consultant;                 nutritional products), Chief Executive Officer (until
Capitol Entertainment Management Company                     May 2001)
(video franchise), Vice Chairman
                                                             ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                               Trustee
Trustee                                                      Independent health care industry consultant
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified        WARD SMITH (born 09/13/30)
services company), Chairman, Trustee and Chief               Trustee
Executive Officer (until November 2000)                      Private investor


(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JOHN W. BALLEN (born 09/12/59)                               ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                        Assistant Treasurer
Massachusetts Financial Services Company, Chief              Massachusetts Financial Services Company, Vice
Executive Officer and Director                               President (since August 2000); UAM Fund Services,
                                                             Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                      RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior             Treasurer
Vice President and Associate General Counsel                 Massachusetts Financial Services Company, Senior
                                                             Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                             York, Senior Vice President (September 2000 to July
Secretary and Clerk                                          2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior             Executive Vice President and Chief Financial Officer
Vice President, General Counsel and Secretary                (prior to September 2000); Lexington Funds,
                                                             Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                          ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice               Assistant Treasurer
President (since April 2003); Brown Brothers                 Massachusetts Financial Services Company,
Harriman & Co., Senior Vice President                        Vice President
(November 2002 to April 2003); ING Groep N.V./
Aeltus Investment Management, Senior Vice President          JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                     Assistant Treasurer
                                                             Massachusetts Financial Services Company, Senior
                                                             Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          PORTFOLIO MANAGERS
Massachusetts Financial Services Company                    Barry P. Dargan(1)
500 Boylston Street, Boston, MA 02116-3741                  Nicholas D. Smithie(1)

                                                            CUSTODIAN
                                                            State Street Bank and Trust Company
DISTRIBUTOR                                                 225 Franklin Street, Boston, MA 02110
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA                             AUDITORS
02116-3741                                                  Deloitte & Touche LLP

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)

(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             WGF-ANN-12/03 77M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII


By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 5, 2004
       --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date: January 5, 2004
      ------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:  January 5, 2004
      ------------------


* Print name and title of each signing officer under his or her signature.